UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
--------------------------------

[INSERT  SCHEDULE OF INVESTMENTS HERE]


WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.16%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.67%
          4,130  LOWE'S COMPANIES INCORPORATED                                                                 $           250,980
                                                                                                               -------------------
BUSINESS SERVICES - 10.08%
         25,890  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                                578,900
          4,870  COGNOS INCORPORATED+                                                                                      182,771
          7,450  ELECTRONIC ARTS INCORPORATED+                                                                             423,756
          2,160  GOOGLE INCORPORATED CLASS A+                                                                              803,823
         21,310  JUNIPER NETWORKS INCORPORATED+                                                                            497,162
         34,970  YAHOO! INCORPORATED+                                                                                    1,292,841

                                                                                                                         3,779,253
                                                                                                               -------------------
CHEMICALS & ALLIED PRODUCTS - 8.75%
          9,500  AMGEN INCORPORATED+                                                                                       719,720
          6,750  GENZYME CORPORATION+                                                                                      488,025
         19,160  GILEAD SCIENCES INCORPORATED+                                                                             905,310
         26,070  SCHERING-PLOUGH CORPORATION                                                                               530,264
         16,750  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              638,510

                                                                                                                         3,281,829
                                                                                                               -------------------
COMMUNICATIONS - 5.21%
         16,540  COMCAST CORPORATION CLASS A+                                                                              460,308
         64,100  SPRINT NEXTEL CORPORATION                                                                               1,494,171

                                                                                                                         1,954,479
                                                                                                               -------------------
DEPOSITORY INSTITUTIONS - 0.89%
          7,740  MARSHALL & ILSLEY CORPORATION                                                                             332,510
                                                                                                               -------------------
ELECTRIC, GAS & SANITARY SERVICES - 3.09%
         51,950  WILLIAMS COMPANIES INCORPORATED                                                                         1,158,485
                                                                                                               -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.48%
         19,080  BROADCOM CORPORATION CLASS A+                                                                             810,137
         46,450  GENERAL ELECTRIC COMPANY                                                                                1,575,120
          6,120  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              611,143
         16,940  MARVELL TECHNOLOGY GROUP LIMITED+                                                                         786,185
         20,280  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   363,823
         32,870  MOTOROLA INCORPORATED                                                                                     728,399
         23,300  QUALCOMM INCORPORATED                                                                                     926,408
         13,300  TEXAS INSTRUMENTS INCORPORATED                                                                            379,715

                                                                                                                         6,180,930
                                                                                                               -------------------
FOOD & KINDRED PRODUCTS - 2.10%
         11,320  WM. WRIGLEY JR. COMPANY                                                                                   786,740
                                                                                                               -------------------
GENERAL MERCHANDISE STORES - 1.50%
          4,790  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  293,962
          4,840  TARGET CORPORATION                                                                                        269,540

                                                                                                                           563,502
                                                                                                               -------------------
HOLDING & OTHER INVESTMENT OFFICES - 1.59%
          4,490  ALCON INCORPORATED                                                                                        596,721
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.67%
         10,520  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                   $           627,202
                                                                                                               -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.15%
         59,570  EMC CORPORATION+                                                                                          831,597
         18,070  GRANT PRIDECO INCORPORATED+                                                                               702,742
          4,680  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               383,199
          6,200  NATIONAL-OILWELL VARCO INCORPORATED+                                                                      387,314

                                                                                                                         2,304,852
                                                                                                               -------------------
INSURANCE CARRIERS - 13.84%
          5,670  AETNA INCORPORATED                                                                                        502,135
         22,410  ALLSTATE CORPORATION                                                                                    1,183,024
          4,230  CHUBB CORPORATION                                                                                         393,263
          2,850  PRUDENTIAL FINANCIAL INCORPORATED                                                                         207,452
         19,130  UNITEDHEALTH GROUP INCORPORATED                                                                         1,107,436
         24,050  WELLPOINT INCORPORATED+                                                                                 1,796,054

                                                                                                                         5,189,364
                                                                                                               -------------------
LEATHER & LEATHER PRODUCTS - 0.71%
          8,290  COACH INCORPORATED+                                                                                       266,772
                                                                                                               -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.77%
         10,050  BECTON DICKINSON & COMPANY                                                                                510,037
         15,960  MEDTRONIC INCORPORATED                                                                                    904,294

                                                                                                                         1,414,331
                                                                                                               -------------------
METAL MINING - 2.34%
         20,550  NEWMONT MINING CORPORATION                                                                                875,430
                                                                                                               -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.37%
         20,160  JOHNSON & JOHNSON                                                                                       1,262,419
                                                                                                               -------------------
MISCELLANEOUS RETAIL - 3.59%
         38,980  CVS CORPORATION                                                                                           951,502
          8,640  WALGREEN COMPANY                                                                                          392,515

                                                                                                                         1,344,017
                                                                                                               -------------------
OIL & GAS EXTRACTION - 2.90%
          8,050  CANADIAN NATURAL RESOURCES LIMITED                                                                        331,741
         13,160  TRANSOCEAN INCORPORATED+                                                                                  756,568

                                                                                                                         1,088,309
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.73%
          2,600  VALERO ENERGY CORPORATION                                                                                 273,624
                                                                                                               -------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.61%
         31,560  VIACOM INCORPORATED CLASS B                                                                               977,413
                                                                                                               -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.81%
          2,550  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     305,159
                                                                                                               -------------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.80%
         15,010  CORNING INCORPORATED+                                                                                     301,551
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR - 1.54%
         36,070  SOUTHWEST AIRLINES COMPANY                                                                    $           577,481
                                                                                                               --------------------
TRANSPORTATION EQUIPMENT - 0.69%
          2,540  ITT INDUSTRIES INCORPORATED                                                                               258,064
                                                                                                               --------------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.28%
          5,720  NIKE INCORPORATED CLASS B                                                                                 480,766
                                                                                                               --------------------
TOTAL COMMON STOCKS (COST $34,050,889)                                                                                  36,432,183
                                                                                                               --------------------
COLLATERAL FOR SECURITIES LENDING - 1.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.07%
         27,051  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            27,051
                                                                                                               --------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.50%
$       560,000  MORGAN STANLEY REPURCHASE AGREEMENT, (MATURITY VALUE $560,063)     4.02%       11/01/2005                 560,000
                                                                                                               --------------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $587,051)                                                                    587,051
                                                                                                               --------------------
SHARES

SHORT-TERM INVESTMENTS - 2.64%
        990,990  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               990,990
                                                                                                               --------------------
TOTAL SHORT-TERM INVESTMENTS (COST $990,990)                                                                               990,990
                                                                                                               --------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $35,628,930)*                                     101.37%                                                $        38,010,224

OTHER ASSETS AND LIABILITIES, NET                        (1.37)                                                           (513,222)
                                                        -------                                                --------------------

TOTAL NET ASSETS                                        100.00%                                                $        37,497,002
                                                        -------                                                --------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $990,990.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.02%

BUSINESS SERVICES - 10.10%
        203,600  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                    $         4,552,496
         57,700  COGNOS INCORPORATED+                                                                                    2,165,481
         17,900  GOOGLE INCORPORATED CLASS A+                                                                            6,661,306
        196,900  JUNIPER NETWORKS INCORPORATED+                                                                          4,593,677
        324,940  YAHOO! INCORPORATED+                                                                                   12,013,032

                                                                                                                        29,985,992
                                                                                                               -------------------

CHEMICALS & ALLIED PRODUCTS - 5.60%
         52,640  GENZYME CORPORATION+                                                                                    3,805,872
        160,100  GILEAD SCIENCES INCORPORATED+                                                                           7,564,725
        138,200  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                            5,268,184

                                                                                                                        16,638,781
                                                                                                               -------------------

COMMUNICATIONS - 9.19%
        181,300  COMCAST CORPORATION CLASS A+                                                                            5,045,579
        116,397  NII HOLDINGS INCORPORATED+                                                                              9,651,639
        540,600  SPRINT NEXTEL CORPORATION                                                                              12,601,386

                                                                                                                        27,298,604
                                                                                                               -------------------

ELECTRIC, GAS & SANITARY SERVICES - 3.15%
        419,900  WILLIAMS COMPANIES INCORPORATED                                                                         9,363,770
                                                                                                               -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.33%
        156,900  BROADCOM CORPORATION CLASS A+                                                                           6,661,974
        391,480  GENERAL ELECTRIC COMPANY                                                                               13,275,087
         93,720  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                            9,358,879
        148,800  MARVELL TECHNOLOGY GROUP LIMITED+                                                                       6,905,808
        267,800  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                 4,804,332
        188,200  QUALCOMM INCORPORATED                                                                                   7,482,832
        104,200  TEXAS INSTRUMENTS INCORPORATED                                                                          2,974,910

                                                                                                                        51,463,822
                                                                                                               -------------------

FOOD & KINDRED PRODUCTS - 1.93%
         82,600  WM. WRIGLEY JR. COMPANY                                                                                 5,740,700
                                                                                                               -------------------

HOLDING & OTHER INVESTMENT OFFICES - 1.56%
         34,900  ALCON INCORPORATED                                                                                      4,638,210
                                                                                                               -------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.66%
         82,800  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             4,936,536
                                                                                                               -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.04%
        603,710  EMC CORPORATION+                                                                                        8,427,791
        303,700  GRANT PRIDECO INCORPORATED+                                                                            11,810,893
         80,500  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             6,591,340

                                                                                                                        26,830,024
                                                                                                               -------------------

INSURANCE CARRIERS - 14.08%
        176,310  ALLSTATE CORPORATION                                                                                    9,307,405
         36,200  CHUBB CORPORATION                                                                                       3,365,514
        210,500  UNITEDHEALTH GROUP INCORPORATED                                                                        12,185,845
        226,800  WELLPOINT INCORPORATED+                                                                                16,937,424

                                                                                                                        41,796,188
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.01%
         84,800  BECTON DICKINSON & COMPANY                                                                    $         4,303,600
        134,300  MEDTRONIC INCORPORATED                                                                                  7,609,438

                                                                                                                        11,913,038
                                                                                                               -------------------

METAL MINING - 2.48%
        172,900  NEWMONT MINING CORPORATION                                                                              7,365,540
                                                                                                               -------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.44%
        163,100  JOHNSON & JOHNSON                                                                                      10,213,322
                                                                                                               -------------------

MISCELLANEOUS RETAIL - 6.41%
        464,600  CVS CORPORATION                                                                                        11,340,886
        436,655  MARVEL ENTERTAINMENT INCORPORATION+                                                                     7,685,128

                                                                                                                        19,026,014
                                                                                                               -------------------

OIL & GAS EXTRACTION - 3.45%
         71,300  CANADIAN NATURAL RESOURCES LIMITED                                                                      2,938,273
        127,200  TRANSOCEAN INCORPORATED+                                                                                7,312,728

                                                                                                                        10,251,001
                                                                                                               -------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.72%
        260,400  VIACOM INCORPORATED CLASS B                                                                             8,064,588
                                                                                                               -------------------

THEATERS & ENTERTAINMENT - 1.87%
        300,800  REGAL ENTERTAINMENT GROUP CLASS A                                                                       5,543,744
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $271,749,691)                                                                                291,069,874
                                                                                                               -------------------

COLLATERAL FOR SECURITIES LENDING - 0.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
         98,447  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            98,447
                                                                                                               -------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 0.61%
$     1,805,000  MORGAN STANLEY REPURCHASE AGREEMENT, (MATURITY VALUE
                 $1,805,202)                                                           4.02%      11/01/2005             1,805,000
                                                                                                               -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,903,447)                                                                1,903,447
                                                                                                               -------------------

SHARES

SHORT-TERM INVESTMENTS - 0.31%
        925,595  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               925,595
                                                                                                               -------------------
PRINCIPAL

REPURCHASE AGREEMENTS - 4.04%
$     8,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $8,000,871)                     3.92       11/01/2005             8,000,000
      4,000,000  MORGAN STANLEY GROUP - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $4,000,436)                                3.92       11/01/2005             4,000,000

                                                                                                                        12,000,000
                                                                                                               -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,925,595)                                                                         12,925,595
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $286,578,733)*                                    103.01%                                                $       305,898,916

OTHER ASSETS AND LIABILITIES, NET                        (3.01)                                                         (8,943,728)
                                                        -------                                                --------------------

TOTAL NET ASSETS                                        100.00%                                                $       296,955,188
                                                        -------                                                --------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $925,595.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.31%

APPAREL & ACCESSORY STORES - 5.93%
         190,700  GAP INCORPORATED                                                                             $         3,295,296
         100,000  ROSS STORES INCORPORATED                                                                               2,704,000

                                                                                                                         5,999,296
                                                                                                               -------------------

BUSINESS SERVICES - 6.35%
          10,000  FIRST DATA CORPORATION                                                                                   404,500
         210,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         2,169,300
         150,000  MICROSOFT CORPORATION                                                                                  3,855,000

                                                                                                                         6,428,800
                                                                                                               -------------------

CHEMICALS & ALLIED PRODUCTS - 10.15%
         153,000  MEDIMMUNE INCORPORATED+                                                                                5,351,940
         124,900  PFIZER INCORPORATED                                                                                    2,715,326
          49,500  WYETH                                                                                                  2,205,720

                                                                                                                        10,272,986
                                                                                                               -------------------

COMMUNICATIONS - 3.57%
         131,900  COMCAST CORPORATION CLASS A+                                                                           3,615,379
                                                                                                               -------------------

DEPOSITORY INSTITUTIONS - 15.14%
          78,000  BANK OF AMERICA CORPORATION                                                                            3,411,720
         111,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                  3,473,190
          84,341  CITIGROUP INCORPORATED                                                                                 3,861,131
          25,500  FIFTH THIRD BANCORP                                                                                    1,024,335
          97,000  JPMORGAN CHASE & COMPANY                                                                               3,552,140

                                                                                                                        15,322,516
                                                                                                               -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 18.44%
         111,000  AMERICAN POWER CONVERSION CORPORATION                                                                  2,374,290
         107,800  GENERAL ELECTRIC COMPANY                                                                               3,655,498
         164,700  INTEL CORPORATION                                                                                      3,870,450
         300,000  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      855,000
         110,000  NOKIA OYJ ADR                                                                                          1,850,200
         142,100  NOVELLUS SYSTEMS INCORPORATED+                                                                         3,106,306
         260,200  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 2,950,668

                                                                                                                        18,662,412
                                                                                                               -------------------

FOOD & KINDRED PRODUCTS - 0.72%
          15,000  GENERAL MILLS INCORPORATED                                                                               723,900
                                                                                                               -------------------

GENERAL MERCHANDISE STORES - 3.65%
          78,000  WAL-MART STORES INCORPORATED                                                                           3,690,180
                                                                                                               -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.61%
         318,300  SYMBOL TECHNOLOGIES INCORPORATED                                                                       2,641,890
                                                                                                               -------------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.82%
          98,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,856,700
                                                                                                               -------------------

INSURANCE CARRIERS - 3.84%
          60,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,888,000
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.61%
         105,000  BOSTON SCIENTIFIC CORPORATION+                                                               $         2,637,600
                                                                                                               -------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.38%
          53,000  TYCO INTERNATIONAL LIMITED                                                                             1,398,670
                                                                                                               -------------------

MOTION PICTURES - 5.79%
         219,000  TIME WARNER INCORPORATED                                                                               3,904,770
          80,000  WALT DISNEY COMPANY                                                                                    1,949,600

                                                                                                                         5,854,370
                                                                                                               -------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.56%
           9,250  FREDDIE MAC                                                                                              567,487
                                                                                                               -------------------

OIL & GAS EXTRACTION - 2.33%
          51,300  TIDEWATER INCORPORATED                                                                                 2,357,748
                                                                                                               -------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.07%
          29,100  CONOCOPHILLIPS                                                                                         1,902,558
          39,248  EXXON MOBIL CORPORATION                                                                                2,203,383
          16,500  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                      1,023,660

                                                                                                                         5,129,601
                                                                                                               -------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.35%
          38,700  MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,505,438
          72,000  MORGAN STANLEY                                                                                         3,917,520

                                                                                                                         6,422,958
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $102,420,314)                                                                                 98,470,493
                                                                                                               -------------------

COLLATERAL FOR SECURITIES LENDING - 0.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
          37,568  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           37,568
                                                                                                               -------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 0.71%
$        715,000  MORGAN STANLEY REPURCHASE AGREEMENT, (MATURITY VALUE $715,080)       4.02%      11/01/2005               715,000
                                                                                                               -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $752,568)                                                                    752,568
                                                                                                               -------------------

SHARES

SHORT-TERM INVESTMENTS - 0.33%
         332,556  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              332,556
                                                                                                               -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $332,556)                                                                               332,556
                                                                                                               -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $103,505,438)*                                      98.39%                                               $        99,555,617

OTHER ASSETS AND LIABILITIES, NET                          1.61                                                          1,632,483
                                                        -------                                                -------------------

TOTAL NET ASSETS                                         100.00%                                               $       101,188,100
                                                        -------                                                -------------------

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $332,556.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 94.25%

BUSINESS SERVICES - 1.76%
            630  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                            $            34,089
        180,000  MICROSOFT CORPORATION                                                                                   4,626,000
          2,000  SYMANTEC CORPORATION+                                                                                      47,700

                                                                                                                         4,707,789
                                                                                                               -------------------

CHEMICALS & ALLIED PRODUCTS - 12.90%
            290  BASF AG ADR                                                                                                20,877
        360,000  BRISTOL-MYERS SQUIBB COMPANY                                                                            7,621,200
         40,000  DOW CHEMICAL COMPANY                                                                                    1,834,400
         50,631  E.I. DU PONT DE NEMOURS AND COMPANY                                                                     2,110,807
        200,100  IMCLONE SYSTEMS INCORPORATED+                                                                           6,943,470
        735,000  PFIZER INCORPORATED                                                                                    15,978,900

                                                                                                                        34,509,654
                                                                                                               -------------------

COMMUNICATIONS - 12.80%
          1,000  ALLTEL CORPORATION                                                                                         61,860
         47,000  AT&T CORPORATION                                                                                          929,660
         98,000  BELLSOUTH CORPORATION                                                                                   2,549,960
          9,000  CENTURYTEL INCORPORATED                                                                                   294,570
        230,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               6,996,600
        345,000  COMCAST CORPORATION CLASS A+                                                                            9,601,350
        600,000  CUMULUS MEDIA INCORPORATED CLASS A+                                                                     7,296,000
         18,700  LIBERTY GLOBAL INCORPORATED CLASS A+<<                                                                    463,199
         18,700  LIBERTY GLOBAL INCORPORATED SERIES C SHARES+                                                              443,564
         60,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          261,600
        174,000  SBC COMMUNICATIONS INCORPORATED<<                                                                       4,149,900
         51,000  SPRINT NEXTEL CORPORATION                                                                               1,188,810

                                                                                                                        34,237,073
                                                                                                               -------------------

DEPOSITORY INSTITUTIONS - 9.06%
        100,000  BANK OF AMERICA CORPORATION                                                                             4,374,000
         35,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                   1,095,150
        104,000  CITIGROUP INCORPORATED                                                                                  4,761,120
          8,000  COMPASS BANCSHARES INCORPORATED                                                                           390,080
         75,240  JP MORGAN CHASE & COMPANY                                                                               2,755,289
         41,600  KEYCORP                                                                                                 1,341,184
          1,000  MELLON FINANCIAL CORPORATION                                                                               31,690
         32,000  NATIONAL CITY CORPORATION                                                                               1,031,360
         56,791  REGIONS FINANCIAL CORPORATION                                                                           1,848,547
         47,000  US BANCORP                                                                                              1,390,260
        103,224  WACHOVIA CORPORATION                                                                                    5,214,876

                                                                                                                        24,233,556
                                                                                                               -------------------

EATING & DRINKING PLACES - 0.01%
          1,000  MCDONALD'S CORPORATION                                                                                     31,600
                                                                                                               -------------------

ELECTRIC, GAS & SANITARY SERVICES - 3.00%
         51,000  DTE ENERGY COMPANY                                                                                      2,203,200
         25,600  KEYSPAN CORPORATION                                                                                       884,992
         14,000  PROGRESS ENERGY INCORPORATED                                                                              610,260
        147,000  WASTE MANAGEMENT INCORPORATED                                                                           4,337,970

                                                                                                                         8,036,422
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.44%
        350,000  GENERAL ELECTRIC COMPANY                                                                      $        11,868,500
          1,000  NOKIA OYJ ADR                                                                                              16,820

                                                                                                                        11,885,320
                                                                                                               -------------------

FOOD & KINDRED PRODUCTS - 11.67%
         13,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     536,380
        200,000  COCA-COLA COMPANY                                                                                       8,556,000
        345,000  COCA-COLA ENTERPRISES INCORPORATED                                                                      6,520,500
         60,000  CONAGRA FOODS INCORPORATED                                                                              1,396,200
        258,000  DEL MONTE FOODS COMPANY+                                                                                2,729,640
        221,900  KRAFT FOODS INCORPORATED CLASS A<<                                                                      6,279,770
        115,000  SARA LEE CORPORATION                                                                                    2,052,750
        175,000  SERONO SA ADR<<                                                                                         2,833,250
         18,000  TYSON FOODS INCORPORATED CLASS A                                                                          320,400

                                                                                                                        31,224,890
                                                                                                               -------------------

FOOD STORES - 3.32%
        445,000  KROGER COMPANY+                                                                                         8,855,500
          1,000  SAFEWAY INCORPORATED<<                                                                                     23,260

                                                                                                                         8,878,760
                                                                                                               -------------------

FURNITURE & FIXTURES - 0.15%
         17,000  NEWELL RUBBERMAID INCORPORATED                                                                            390,830
                                                                                                               -------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.05%
         10,000  DISCOVERY HOLDING COMPANY+<<                                                                              140,900
                                                                                                               -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.47%
          1,000  COOPER CAMERON CORPORATION+                                                                                73,730
         26,000  DEERE & COMPANY                                                                                         1,577,680
        200,000  HEWLETT-PACKARD COMPANY                                                                                 5,608,000
         90,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             7,369,200

                                                                                                                        14,628,610
                                                                                                               -------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.82%
         75,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 2,186,250
                                                                                                               -------------------

INSURANCE CARRIERS - 2.95%
         65,000  AFLAC INCORPORATED                                                                                      3,105,700
         32,800  ALLSTATE CORPORATION                                                                                    1,731,512
          1,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  64,800
            780  AMERUS GROUP COMPANY                                                                                       46,114
         16,500  CHUBB CORPORATION                                                                                       1,534,005
            700  IPC HOLDINGS LIMITED<<                                                                                     18,431
            350  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                   22,106
         25,000  LINCOLN NATIONAL CORPORATION                                                                            1,265,250
            930  METLIFE INCORPORATED                                                                                       45,951
          1,000  ST. PAUL COMPANIES INCORPORATED                                                                            45,030

                                                                                                                         7,878,899
                                                                                                               -------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.94%
        255,000  BOSTON SCIENTIFIC CORPORATION+                                                                          6,405,600
         24,200  EASTMAN KODAK COMPANY                                                                                     529,980
         25,000  RAYTHEON COMPANY                                                                                          923,750

                                                                                                                         7,859,330
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
METAL MINING - 1.11%
         70,000  NEWMONT MINING CORPORATION                                                                    $         2,982,000
                                                                                                               -------------------

MISCELLANEOUS RETAIL - 0.06%
         16,845  BLOCKBUSTER INCORPORATED CLASS A                                                                           76,813
         16,845  BLOCKBUSTER INCORPORATED CLASS B                                                                           72,939
          1,100  SPECTRUM BRANDS INCORPORATED+                                                                              22,770

                                                                                                                           172,522
                                                                                                               -------------------

MOTION PICTURES - 4.14%
        374,000  LIBERTY MEDIA CORPORATION CLASS A+                                                                      2,980,780
        325,000  TIME WARNER INCORPORATED                                                                                5,794,750
         94,260  WALT DISNEY COMPANY                                                                                     2,297,116

                                                                                                                        11,072,646
                                                                                                               -------------------

OIL & GAS EXTRACTION - 0.05%
            300  KERR-MCGEE CORPORATION                                                                                     25,512
          4,000  PRIDE INTERNATIONAL INCORPORATED+                                                                         112,280

                                                                                                                           137,792
                                                                                                               -------------------

PAPER & ALLIED PRODUCTS - 1.97%
        200,000  MEADWESTVACO CORPORATION                                                                                5,244,000
            715  OFFICEMAX INCORPORATED                                                                                     20,034

                                                                                                                         5,264,034
                                                                                                               -------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.37%
         73,000  CHEVRONTEXACO CORPORATION                                                                               4,166,110
        255,000  EXXON MOBIL CORPORATION                                                                                14,315,700
         20,000  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                       1,240,800

                                                                                                                        19,722,610
                                                                                                               -------------------

PRIMARY METAL INDUSTRIES - 0.47%
         52,100  ALCOA INCORPORATED                                                                                      1,265,509
                                                                                                               -------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 5.79%
         26,200  GANNETT COMPANY INCORPORATED<<                                                                          1,641,692
        367,590  READER'S DIGEST ASSOCIATION INCORPORATED                                                                5,631,479
        265,000  VIACOM INCORPORATED CLASS B                                                                             8,207,050

                                                                                                                        15,480,221
                                                                                                               -------------------

RAILROAD TRANSPORTATION - 0.02%
          1,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   62,060
                                                                                                               -------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.36%
         67,000  MORGAN STANLEY                                                                                          3,645,470
                                                                                                               -------------------

TELEPHONE SERVICES - 0.07%
          5,000  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                           179,450
                                                                                                               -------------------

TRANSPORTATION BY AIR - 0.41%
         12,000  FEDEX CORPORATION                                                                                       1,103,160
                                                                                                               -------------------

TRANSPORTATION EQUIPMENT - 0.09%
          1,000  GENERAL DYNAMICS CORPORATION                                                                              116,300
          1,000  LOCKHEED MARTIN CORPORATION                                                                                60,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
          1,000  UNITED TECHNOLOGIES CORPORATION                                                               $            51,280

                                                                                                                           228,140
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $232,898,918)                                                                                252,145,497
                                                                                                               -------------------

COLLATERAL FOR SECURITIES LENDING - 2.32%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.11%
        303,096  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           303,096
                                                                                                               -------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.21%
$     5,900,000  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                 $5,900,659)                                                           4.02%      11/01/2005             5,900,000
                                                                                                               -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,203,096)                                                                6,203,096
                                                                                                               -------------------
SHARES

SHORT-TERM INVESTMENTS - 3.05%
      8,154,293  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             8,154,293
                                                                                                               -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,154,293)                                                                           8,154,293
                                                                                                               -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $247,256,307)*                                     99.62%                                                $       266,502,886

OTHER ASSETS AND LIABILITIES, NET                         0.38                                                           1,020,419
                                                       -------                                                 -------------------

TOTAL NET ASSETS                                        100.00%                                                $       267,523,305
                                                       -------                                                 -------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,154,293.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 95.91%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.18%
         19,000  JONES APPAREL GROUP INCORPORATED                                                              $           518,320
          8,240  VF CORPORATION                                                                                            430,540

                                                                                                                           948,860
                                                                                                               -------------------
BUSINESS SERVICES - 9.08%
         18,200  MANPOWER INCORPORATED                                                                                     824,096
         29,000  MICROSOFT CORPORATION                                                                                     745,300
         10,000  OMNICOM GROUP INCORPORATED                                                                                829,600
         48,000  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        312,480

                                                                                                                         2,711,476
                                                                                                               -------------------
CHEMICALS & ALLIED PRODUCTS - 6.59%
         22,000  AVON PRODUCTS INCORPORATED                                                                                593,780
         11,000  BRISTOL-MYERS SQUIBB COMPANY                                                                              232,870
         13,100  COLGATE PALMOLIVE COMPANY                                                                                 693,776
         15,900  MERCK & COMPANY INCORPORATED                                                                              448,698

                                                                                                                         1,969,124
                                                                                                               -------------------
COMMUNICATIONS - 5.02%
         22,000  COMCAST CORPORATION+                                                                                      603,020
         34,200  VODAFONE GROUP PLC ADR                                                                                    898,092

                                                                                                                         1,501,112
                                                                                                               -------------------
DEPOSITORY INSTITUTIONS - 7.35%
         20,000  BANK OF AMERICA CORPORATION                                                                               874,800
         14,060  JP MORGAN CHASE & COMPANY                                                                                 514,877
         14,600  STATE STREET CORPORATION                                                                                  806,358

                                                                                                                         2,196,035
                                                                                                               -------------------
EATING & DRINKING PLACES - 4.99%
         24,000  ARAMARK CORPORATION CLASS B                                                                               610,080
         27,900  MCDONALD'S CORPORATION                                                                                    881,640

                                                                                                                         1,491,720
                                                                                                               -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.14%
         27,100  FLEXTRONICS INTERNATIONAL LIMITED+                                                                        251,759
         35,100  MOLEX INCORPORATED CLASS A                                                                                838,539
         26,400  NOKIA OYJ ADR                                                                                             444,048

                                                                                                                         1,534,346
                                                                                                               -------------------
FOOD & KINDRED PRODUCTS - 1.55%
         11,200  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     462,112
                                                                                                               -------------------
FURNITURE & FIXTURES - 1.54%
         22,900  LEGGETT & PLATT INCORPORATED                                                                              458,916
                                                                                                               -------------------
GENERAL MERCHANDISE STORES - 1.55%
         40,000  BIG LOTS INCORPORATED+                                                                                    462,800
                                                                                                               -------------------
HEALTH SERVICES - 1.84%
         11,400  HCA INCORPORATED                                                                                          549,366
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.51%
            266  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                      $           748,790
                                                                                                               -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.70%
         20,000  APPLIED MATERIALS INCORPORATED                                                                            327,600
         20,700  DOVER CORPORATION                                                                                         806,886
          8,400  EATON CORPORATION                                                                                         494,172
         15,950  PITNEY BOWES INCORPORATED                                                                                 671,176

                                                                                                                         2,299,834
                                                                                                               -------------------
INSURANCE CARRIERS - 5.66%
         12,100  ALLSTATE CORPORATION                                                                                      638,759
         12,970  MBIA INCORPORATED                                                                                         755,373
          6,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    297,780

                                                                                                                         1,691,912
                                                                                                               -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.94%
         15,000  BAXTER INTERNATIONAL INCORPORATED                                                                         573,450
          5,300  BECTON DICKINSON & COMPANY                                                                                268,975
         25,200  BOSTON SCIENTIFIC CORPORATION+                                                                            633,024

                                                                                                                         1,475,449
                                                                                                               -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.27%
         22,800  HASBRO INCORPORATED                                                                                       429,552
         20,700  TYCO INTERNATIONAL LIMITED                                                                                546,273

                                                                                                                           975,825
                                                                                                               -------------------
MISCELLANEOUS RETAIL - 1.66%
         17,700  ZALE CORPORATION+                                                                                         496,131
                                                                                                               -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.51%
         17,100  AMERICAN EXPRESS COMPANY                                                                                  851,067
         12,500  COUNTRYWIDE FINANCIAL CORPORATION                                                                         397,125
          6,500  FREDDIE MAC                                                                                               398,775

                                                                                                                         1,646,967
                                                                                                               -------------------
PAPER & ALLIED PRODUCTS - 1.88%
          9,900  KIMBERLY-CLARK CORPORATION                                                                                562,716
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.80%
         14,800  EXXON MOBIL CORPORATION                                                                                   830,872
          9,700  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         601,788

                                                                                                                         1,432,660
                                                                                                               -------------------
PRIMARY METAL INDUSTRIES - 3.14%
         20,700  ENGELHARD CORPORATION                                                                                     563,040
          7,800  HUBBELL INCORPORATED CLASS B                                                                              375,648

                                                                                                                           938,688
                                                                                                               -------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.59%
          7,600  GANNETT COMPANY INCORPORATED                                                                              476,216
                                                                                                               -------------------
TRANSPORTATION BY AIR - 1.75%
          5,700  FEDEX CORPORATION                                                                                         524,001
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT - 2.49%
          6,400  GENERAL DYNAMICS CORPORATION                                                                  $           744,320
                                                                                                               -------------------
WATER TRANSPORTATION - 1.18%
          7,100  CARNIVAL CORPORATION                                                                                      352,657
                                                                                                               -------------------
TOTAL COMMON STOCKS (COST $26,675,667)                                                                                  28,652,033
                                                                                                               -------------------
SHORT-TERM INVESTMENTS - 2.88%
        860,321  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               860,321
                                                                                                               -------------------
TOTAL SHORT-TERM INVESTMENTS (COST $860,321)                                                                               860,321
                                                                                                               -------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $27,535,988)*                                      98.79%                                                $        29,512,354

OTHER ASSETS AND LIABILITIES, NET                         1.21                                                             360,575
                                                        -------                                                -------------------
TOTAL NET ASSETS                                        100.00%                                                $        29,872,929
                                                        -------                                                -------------------


+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $860,321.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.77%

AMUSEMENT & RECREATION SERVICES - 0.18%
          6,352  HARRAH'S ENTERTAINMENT INCORPORATED                                                           $           384,169
         11,800  INTERNATIONAL GAME TECHNOLOGY                                                                             312,582

                                                                                                                           696,751
                                                                                                               -------------------

APPAREL & ACCESSORY STORES - 0.37%
         20,048  GAP INCORPORATED                                                                                          346,429
         11,924  KOHL'S CORPORATION+                                                                                       573,902
         12,079  LIMITED BRANDS                                                                                            241,701
          7,660  NORDSTROM INCORPORATED<<                                                                                  265,419

                                                                                                                         1,427,451
                                                                                                               -------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
          4,096  JONES APPAREL GROUP INCORPORATED                                                                          111,739
          3,712  LIZ CLAIBORNE INCORPORATED                                                                                130,662
          3,090  VF CORPORATION                                                                                            161,453

                                                                                                                           403,854
                                                                                                               -------------------

APPLICATIONS SOFTWARE - 0.04%
          5,894  CITRIX SYSTEMS INCORPORATED+                                                                              162,498
                                                                                                               -------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
          6,238  AUTONATION INCORPORATED+                                                                                  124,011
          1,923  AUTOZONE INCORPORATED+                                                                                    155,571

                                                                                                                           279,582
                                                                                                               -------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
          2,221  RYDER SYSTEM INCORPORATED                                                                                  88,107
                                                                                                               -------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.34%
          4,440  CENTEX CORPORATION                                                                                        285,714
          9,417  D.R. HORTON INCORPORATED                                                                                  289,008
          2,683  KB HOME                                                                                                   175,334
          4,631  LENNAR CORPORATION CLASS A                                                                                257,391
          7,422  PULTE HOMES INCORPORATED                                                                                  280,477

                                                                                                                         1,287,924
                                                                                                               -------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.27%
         74,049  HOME DEPOT INCORPORATED                                                                                 3,038,971
         26,974  LOWE'S COMPANIES INCORPORATED                                                                           1,639,210
          3,938  SHERWIN-WILLIAMS COMPANY                                                                                  167,562

                                                                                                                         4,845,743
                                                                                                               -------------------

BUSINESS SERVICES - 6.02%
         17,007  ADOBE SYSTEMS INCORPORATED<<                                                                              548,476
          4,345  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                      235,108
          7,901  AUTODESK INCORPORATED                                                                                     356,572
         20,073  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    936,606
          7,540  BMC SOFTWARE INCORPORATED+<<                                                                              147,709
         36,199  CENDANT CORPORATION                                                                                       630,587
         16,029  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                          448,331
          6,393  COMPUTER SCIENCES CORPORATION+                                                                            327,641
         13,425  COMPUWARE CORPORATION+                                                                                    108,608
          4,845  CONVERGYS CORPORATION+                                                                                     78,731

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         38,409  EBAY INCORPORATED+                                                                            $         1,520,996
         10,500  ELECTRONIC ARTS INCORPORATED+                                                                             597,240
         17,953  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       418,484
          4,506  EQUIFAX INCORPORATED                                                                                      155,322
         26,693  FIRST DATA CORPORATION                                                                                  1,079,732
          6,508  FISERV INCORPORATED+                                                                                      284,269
          7,811  IMS HEALTH INCORPORATED                                                                                   181,450
         14,630  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            151,128
          6,270  INTUIT INCORPORATED+                                                                                      287,981
          2,996  MERCURY INTERACTIVE CORPORATION+                                                                          104,231
        318,741  MICROSOFT CORPORATION                                                                                   8,191,644
          4,213  MONSTER WORLDWIDE INCORPORATED+                                                                           138,229
          6,428  NCR CORPORATION+                                                                                          194,254
         13,215  NOVELL INCORPORATED+<<                                                                                    100,698
          6,300  OMNICOM GROUP INCORPORATED                                                                                522,648
        130,476  ORACLE CORPORATION+                                                                                     1,654,436
          9,421  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         61,331
          5,857  ROBERT HALF INTERNATIONAL INCORPORATED                                                                    216,006
         18,071  SIEBEL SYSTEMS INCORPORATED                                                                               187,035
        117,977  SUN MICROSYSTEMS INCORPORATED+                                                                            471,908
         41,441  SYMANTEC CORPORATION+                                                                                     988,368
         11,782  UNISYS CORPORATION+<<                                                                                      60,206
         43,383  YAHOO! INCORPORATED+                                                                                    1,603,869

                                                                                                                        22,989,834
                                                                                                               -------------------

CHEMICALS & ALLIED PRODUCTS - 9.78%
         53,778  ABBOTT LABORATORIES                                                                                     2,315,143
          7,670  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     439,031
          2,608  ALBERTO-CULVER COMPANY CLASS B                                                                            113,213
         42,686  AMGEN INCORPORATED+                                                                                     3,233,891
          3,821  AVERY DENNISON CORPORATION                                                                                216,460
         16,287  AVON PRODUCTS INCORPORATED                                                                                439,586
         11,705  BIOGEN IDEC INCORPORATED+                                                                                 475,574
         67,667  BRISTOL-MYERS SQUIBB COMPANY<<                                                                          1,432,510
          3,770  CHIRON CORPORATION+<<                                                                                     166,408
          5,248  CLOROX COMPANY                                                                                            284,022
         17,970  COLGATE PALMOLIVE COMPANY                                                                                 951,691
         33,371  DOW CHEMICAL COMPANY                                                                                    1,530,394
         34,415  E.I. DU PONT DE NEMOURS & COMPANY                                                                       1,434,761
          2,818  EASTMAN CHEMICAL COMPANY                                                                                  148,678
          6,370  ECOLAB INCORPORATED                                                                                       210,720
         39,226  ELI LILLY & COMPANY                                                                                     1,953,063
         11,759  FOREST LABORATORIES INCORPORATED+                                                                         445,784
          8,880  GENZYME CORPORATION+                                                                                      642,024
         15,773  GILEAD SCIENCES INCORPORATED+                                                                             745,274
          5,531  HOSPIRA INCORPORATED+                                                                                     220,410
          2,825  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                          93,197
          8,363  KING PHARMACEUTICALS INCORPORATED+                                                                        129,041
          8,522  MEDIMMUNE INCORPORATED+                                                                                   298,100
         75,960  MERCK & COMPANY INCORPORATED<<                                                                          2,143,591
          9,294  MONSANTO COMPANY                                                                                          585,615
          7,563  MYLAN LABORATORIES INCORPORATED                                                                           145,285
        254,998  PFIZER INCORPORATED                                                                                     5,543,657
          5,877  PPG INDUSTRIES INCORPORATED                                                                               352,444
         11,185  PRAXAIR INCORPORATED                                                                                      552,651
        118,853  PROCTER & GAMBLE COMPANY                                                                                6,654,579
          5,029  ROHM & HAAS COMPANY                                                                                       218,912
         51,078  SCHERING-PLOUGH CORPORATION                                                                             1,038,927
          2,335  SIGMA-ALDRICH CORPORATION<<                                                                               148,739

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         46,400  WYETH                                                                                         $         2,067,584

                                                                                                                        37,370,959
                                                                                                               -------------------

COMMUNICATIONS - 3.81%
         13,208  ALLTEL CORPORATION                                                                                        817,047
         27,747  AT&T CORPORATION                                                                                          548,836
         14,673  AVAYA INCORPORATED+                                                                                       169,033
         63,393  BELLSOUTH CORPORATION<<                                                                                 1,649,486
          4,496  CENTURYTEL INCORPORATED<<                                                                                 147,154
         18,773  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 571,075
         75,974  COMCAST CORPORATION CLASS A+                                                                            2,114,356
         52,762  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          230,042
        114,306  SBC COMMUNICATIONS INCORPORATED<<                                                                       2,726,198
        101,474  SPRINT NEXTEL CORPORATION                                                                               2,365,359
          7,964  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                          208,179
         95,668  VERIZON COMMUNICATIONS INCORPORATED                                                                     3,014,499

                                                                                                                        14,561,264
                                                                                                               -------------------

DEPOSITORY INSTITUTIONS - 10.15%
         12,124  AMSOUTH BANCORPORATION                                                                                    305,889
        139,008  BANK OF AMERICA CORPORATION                                                                             6,080,210
         26,931  BANK OF NEW YORK COMPANY INCORPORATED                                                                     842,671
         18,942  BB&T CORPORATION                                                                                          802,004
        178,870  CITIGROUP INCORPORATED                                                                                  8,188,669
          5,787  COMERICA INCORPORATED                                                                                     334,373
          4,302  COMPASS BANCSHARES INCORPORATED                                                                           209,766
         19,240  FIFTH THIRD BANCORP                                                                                       772,871
          4,328  FIRST HORIZON NATIONAL CORPORATION<<                                                                      167,407
          8,840  GOLDEN WEST FINANCIAL CORPORATION<<                                                                       519,173
          7,985  HUNTINGTON BANCSHARES INCORPORATED                                                                        185,731
        121,534  JP MORGAN CHASE & COMPANY                                                                               4,450,575
         14,160  KEYCORP                                                                                                   456,518
          2,795  M&T BANK CORPORATION                                                                                      300,686
          7,168  MARSHALL & ILSLEY CORPORATION                                                                             307,937
         14,467  MELLON FINANCIAL CORPORATION                                                                              458,459
         19,674  NATIONAL CITY CORPORATION                                                                                 634,093
         16,551  NORTH FORK BANCORPORATION INCORPORATED                                                                    419,402
          6,421  NORTHERN TRUST CORPORATION<<                                                                              344,166
         10,059  PNC FINANCIAL SERVICES GROUP                                                                              610,682
         15,931  REGIONS FINANCIAL CORPORATION                                                                             518,554
         12,512  SOVEREIGN BANCORP INCORPORATED                                                                            269,884
         11,447  STATE STREET CORPORATION                                                                                  632,218
         12,542  SUNTRUST BANKS INCORPORATED                                                                               909,044
         10,786  SYNOVUS FINANCIAL CORPORATION                                                                             296,291
         63,231  US BANCORP                                                                                              1,870,373
         54,571  WACHOVIA CORPORATION                                                                                    2,756,927
         34,512  WASHINGTON MUTUAL INCORPORATED                                                                          1,366,675
         58,401  WELLS FARGO & COMPANY++                                                                                 3,515,740
          3,116  ZIONS BANCORPORATION                                                                                      228,933

                                                                                                                        38,755,921
                                                                                                               -------------------

EATING & DRINKING PLACES - 0.58%
          4,647  DARDEN RESTAURANTS INCORPORATED                                                                           150,656
         43,248  MCDONALD'S CORPORATION                                                                                  1,366,637
          3,996  WENDY'S INTERNATIONAL INCORPORATED                                                                        186,693
          9,874  YUM! BRANDS INCORPORATED<<                                                                                502,290

                                                                                                                         2,206,276
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES - 0.08%
          5,059  APOLLO GROUP INCORPORATED CLASS A+                                                            $           318,818
                                                                                                               -------------------

ELECTRIC, GAS & SANITARY SERVICES - 3.89%
         22,598  AES CORPORATION+                                                                                          359,082
          5,630  ALLEGHENY ENERGY INCORPORATED+                                                                            159,104
          7,548  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    61,441
          7,049  AMEREN CORPORATION<<                                                                                      370,777
         13,602  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              516,332
         19,649  CALPINE CORPORATION+<<                                                                                     46,765
         10,709  CENTERPOINT ENERGY INCORPORATED<<                                                                         141,787
          6,880  CINERGY CORPORATION                                                                                       274,512
         11,872  CITIZENS COMMUNICATIONS COMPANY                                                                           145,313
          7,586  CMS ENERGY CORPORATION+                                                                                   113,107
          8,453  CONSOLIDATED EDISON INCORPORATED                                                                          384,612
          6,157  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   337,404
         11,790  DOMINION RESOURCES INCORPORATED                                                                           896,983
          6,152  DTE ENERGY COMPANY                                                                                        265,766
         32,050  DUKE ENERGY CORPORATION<<                                                                                 848,684
          9,910  DYNEGY INCORPORATED CLASS A+<<                                                                             44,000
         11,272  EDISON INTERNATIONAL                                                                                      493,263
         22,810  EL PASO CORPORATION                                                                                       270,527
          7,181  ENTERGY CORPORATION                                                                                       507,840
         23,199  EXELON CORPORATION<<                                                                                    1,207,044
         11,411  FIRSTENERGY CORPORATION                                                                                   542,022
         13,631  FPL GROUP INCORPORATED                                                                                    586,951
          6,029  KEYSPAN CORPORATION                                                                                       208,423
          3,305  KINDER MORGAN INCORPORATED                                                                                300,425
          1,527  NICOR INCORPORATED<<                                                                                       59,858
          9,427  NISOURCE INCORPORATED                                                                                     222,949
          1,319  PEOPLES ENERGY CORPORATION                                                                                 49,067
         12,906  PG&E CORPORATION<<                                                                                        469,520
          3,416  PINNACLE WEST CAPITAL CORPORATION                                                                         142,652
         13,129  PPL CORPORATION                                                                                           411,463
          8,691  PROGRESS ENERGY INCORPORATED                                                                              378,841
          8,269  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              520,037
          8,861  SEMPRA ENERGY                                                                                             392,542
         25,837  SOUTHERN COMPANY                                                                                          904,037
          7,191  TECO ENERGY INCORPORATED<<                                                                                124,404
          8,305  TXU CORPORATION<<                                                                                         836,729
         19,447  WASTE MANAGEMENT INCORPORATED                                                                             573,881
         19,795  WILLIAMS COMPANIES INCORPORATED                                                                           441,428
         13,933  XCEL ENERGY INCORPORATED<<                                                                                255,392

                                                                                                                        14,864,964
                                                                                                               -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.25%
          4,030  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                     70,323
         13,782  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    320,018
         12,889  ALTERA CORPORATION+                                                                                       214,602
          5,916  AMERICAN POWER CONVERSION CORPORATION                                                                     126,543
         12,884  ANALOG DEVICES INCORPORATED<<                                                                             448,106
          5,620  ANDREW CORPORATION+                                                                                        59,684
         10,568  APPLIED MICRO CIRCUITS CORPORATION+                                                                        25,786
          9,780  BROADCOM CORPORATION CLASS A+                                                                             415,259
         19,995  CIENA CORPORATION+                                                                                         47,388
        221,099  CISCO SYSTEMS INCORPORATED+                                                                             3,858,178
          6,964  COMVERSE TECHNOLOGY INCORPORATED+                                                                         174,796
          3,204  COOPER INDUSTRIES LIMITED CLASS A                                                                         227,132
         14,291  EMERSON ELECTRIC COMPANY                                                                                  993,939
         14,015  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                             334,678
        366,757  GENERAL ELECTRIC COMPANY                                                                               12,436,730
        210,800  INTEL CORPORATION                                                                                       4,953,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          5,949  JABIL CIRCUIT INCORPORATED+                                                                   $           177,578
         57,020  JDS UNIPHASE CORPORATION+                                                                                 119,742
          6,835  KLA-TENCOR CORPORATION                                                                                    316,392
          4,105  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  319,451
         10,614  LINEAR TECHNOLOGY CORPORATION                                                                             352,491
         13,517  LSI LOGIC CORPORATION+                                                                                    109,623
        153,779  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                       438,270
         11,344  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                                  393,410
          2,762  MAYTAG CORPORATION<<                                                                                       47,562
         21,316  MICRON TECHNOLOGY INCORPORATED+                                                                           276,895
          5,013  MOLEX INCORPORATED<<                                                                                      126,879
         85,422  MOTOROLA INCORPORATED<<                                                                                 1,892,952
         11,875  NATIONAL SEMICONDUCTOR CORPORATION<<                                                                      268,731
         12,729  NETWORK APPLIANCE INCORPORATED+                                                                           348,265
          4,795  NOVELLUS SYSTEMS INCORPORATED+<<                                                                          104,819
          5,836  NVIDIA CORPORATION+                                                                                       195,798
          6,305  PMC-SIERRA INCORPORATED+                                                                                   44,765
          3,137  QLOGIC CORPORATION+                                                                                        94,612
         56,407  QUALCOMM INCORPORATED                                                                                   2,242,742
          6,112  ROCKWELL COLLINS INCORPORATED                                                                             280,052
         18,184  SANMINA-SCI CORPORATION+                                                                                   66,372
          5,300  SCIENTIFIC-ATLANTA INCORPORATED                                                                           187,832
         15,482  TELLABS INCORPORATED+                                                                                     148,008
         56,153  TEXAS INSTRUMENTS INCORPORATED                                                                          1,603,168
          2,311  WHIRLPOOL CORPORATION<<                                                                                   181,413
         12,091  XILINX INCORPORATED                                                                                       289,579

                                                                                                                        35,334,363
                                                                                                               -------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.36%
          3,000  FLUOR CORPORATION<<                                                                                       190,800
          8,744  MOODY'S CORPORATION                                                                                       465,705
         11,522  PAYCHEX INCORPORATED                                                                                      446,593
          5,758  QUEST DIAGNOSTICS INCORPORATED<<                                                                          268,956

                                                                                                                         1,372,054
                                                                                                               -------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
          3,775  BALL CORPORATION                                                                                          148,622
          5,050  FORTUNE BRANDS INCORPORATED                                                                               383,648
          7,222  ILLINOIS TOOL WORKS INCORPORATED                                                                          612,137
          2,000  SNAP-ON INCORPORATED                                                                                       72,040

                                                                                                                         1,216,447
                                                                                                               -------------------

FINANCIAL SERVICES - 0.04%
          7,711  JANUS CAPITAL GROUP INCORPORATED<<                                                                        135,328
                                                                                                               -------------------

FOOD & KINDRED PRODUCTS - 3.25%
         26,874  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   1,108,821
         22,506  ARCHER-DANIELS-MIDLAND COMPANY                                                                            548,471
          6,398  CAMPBELL SOUP COMPANY                                                                                     186,182
         71,837  COCA-COLA COMPANY                                                                                       3,073,187
         10,427  COCA-COLA ENTERPRISES INCORPORATED<<                                                                      197,070
         17,917  CONAGRA FOODS INCORPORATED                                                                                416,929
          6,780  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                              159,601
         12,663  GENERAL MILLS INCORPORATED                                                                                611,116
          3,901  HERCULES INCORPORATED+                                                                                     43,457
          6,350  HERSHEY FOODS CORPORATION                                                                                 360,871
         11,792  HJ HEINZ COMPANY                                                                                          418,616
          8,862  KELLOGG COMPANY                                                                                           391,435
          4,632  MCCORMICK & COMPANY INCORPORATED                                                                          140,303

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          1,979  MOLSON COORS BREWING COMPANY                                                                  $           122,104
          4,803  PEPSI BOTTLING GROUP INCORPORATED                                                                         136,549
         57,771  PEPSICO INCORPORATED                                                                                    3,413,111
         27,143  SARA LEE CORPORATION                                                                                      484,503
          8,695  TYSON FOODS INCORPORATED CLASS A                                                                          154,771
          6,219  WM. WRIGLEY JR. COMPANY<<                                                                                 432,220

                                                                                                                        12,399,317
                                                                                                               -------------------

FOOD STORES - 0.51%
         12,745  ALBERTSON'S INCORPORATED                                                                                  320,027
         25,047  KROGER COMPANY+                                                                                           498,435
         15,523  SAFEWAY INCORPORATED                                                                                      361,065
         26,586  STARBUCKS CORPORATION+<<                                                                                  751,852

                                                                                                                         1,931,379
                                                                                                               -------------------

FORESTRY - 0.14%
          8,474  WEYERHAEUSER COMPANY                                                                                      536,743
                                                                                                               -------------------

FURNITURE & FIXTURES - 0.20%
          6,524  LEGGETT & PLATT INCORPORATED<<                                                                            130,741
         14,890  MASCO CORPORATION<<                                                                                       424,365
          9,524  NEWELL RUBBERMAID INCORPORATED<<                                                                          218,957

                                                                                                                           774,063
                                                                                                               -------------------

GENERAL MERCHANDISE STORES - 2.08%
          3,938  BIG LOTS INCORPORATED+<<                                                                                   45,563
         11,105  DOLLAR GENERAL CORPORATION                                                                                215,881
          5,000  FAMILY DOLLAR STORES INCORPORATED<<                                                                       110,700
          9,173  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  562,947
          8,663  JC PENNEY COMPANY INCORPORATED                                                                            443,546
          3,536  SEARS HOLDINGS CORPORATION+<<                                                                             425,204
         30,606  TARGET CORPORATION                                                                                      1,704,448
         16,119  TJX COMPANIES INCORPORATED                                                                                347,042
         86,410  WAL-MART STORES INCORPORATED                                                                            4,088,057

                                                                                                                         7,943,388
                                                                                                               -------------------

HEALTH SERVICES - 0.61%
         15,568  CAREMARK RX INCORPORATED+                                                                                 815,763
         15,636  HCA INCORPORATED                                                                                          753,499
          8,552  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        183,098
          4,674  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               225,521
          2,736  MANOR CARE INCORPORATED                                                                                   101,916
         16,210  TENET HEALTHCARE CORPORATION+                                                                             136,488
          3,606  WATSON PHARMACEUTICALS INCORPORATED+                                                                      124,623

                                                                                                                         2,340,908
                                                                                                               -------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.74%
          3,304  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         126,874
          7,325  ARCHSTONE-SMITH TRUST                                                                                     297,175
         14,204  EQUITY OFFICE PROPERTIES TRUST                                                                            437,483
          9,934  EQUITY RESIDENTIAL<<                                                                                      389,909
          6,364  PLUM CREEK TIMBER COMPANY<<                                                                               247,560
          8,546  PROLOGIS<<                                                                                                367,478
          2,859  PUBLIC STORAGE INCORPORATED                                                                               189,266
          6,334  SIMON PROPERTY GROUP INCORPORATED<<                                                                       453,641

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          4,078  VORNADO REALTY TRUST                                                                          $           330,318

                                                                                                                         2,839,704
                                                                                                               -------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
         10,231  BED BATH & BEYOND INCORPORATED+                                                                           414,560
         14,005  BEST BUY COMPANY INCORPORATED                                                                             619,861
          5,691  CIRCUIT CITY STORES INCORPORATED                                                                          101,243
          4,645  RADIO SHACK CORPORATION<<                                                                                 102,655

                                                                                                                         1,238,319
                                                                                                               -------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
         11,335  HILTON HOTELS CORPORATION                                                                                 220,466
          5,923  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               353,129
          7,531  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          440,036

                                                                                                                         1,013,631
                                                                                                               -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.57%
         26,469  3M COMPANY                                                                                              2,011,115
          6,345  AMERICAN STANDARD COMPANIES INCORPORATED                                                                  241,364
         28,709  APPLE COMPUTER INCORPORATED+                                                                            1,653,351
         56,133  APPLIED MATERIALS INCORPORATED                                                                            919,459
         11,786  BAKER HUGHES INCORPORATED                                                                                 647,759
          2,783  BLACK & DECKER CORPORATION                                                                                228,568
         23,414  CATERPILLAR INCORPORATED                                                                                1,231,342
          1,608  CUMMINS INCORPORATED                                                                                      137,275
          8,344  DEERE & COMPANY                                                                                           506,314
         82,944  DELL INCORPORATED+                                                                                      2,644,255
          7,005  DOVER CORPORATION                                                                                         273,055
          5,099  EATON CORPORATION                                                                                         299,974
         83,401  EMC CORPORATION+                                                                                        1,164,278
          9,117  GATEWAY INCORPORATED+<<                                                                                    25,983
         99,120  HEWLETT-PACKARD COMPANY                                                                                 2,779,325
         11,670  INGERSOLL-RAND COMPANY CLASS A                                                                            441,009
         55,209  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             4,520,513
          4,107  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     170,523
          5,999  NATIONAL-OILWELL VARCO INCORPORATED+<<                                                                    374,758
          4,303  PALL CORPORATION                                                                                          112,566
          4,140  PARKER HANNIFIN CORPORATION                                                                               259,495
          7,917  PITNEY BOWES INCORPORATED                                                                                 333,147
         33,636  SOLECTRON CORPORATION+                                                                                    118,735
          2,511  STANLEY WORKS                                                                                             120,352
          8,408  SYMBOL TECHNOLOGIES INCORPORATED                                                                           69,786

                                                                                                                        21,284,301
                                                                                                               -------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.43%
         11,019  AON CORPORATION                                                                                           372,993
          5,619  HUMANA INCORPORATED+<<                                                                                    249,427
          4,662  JEFFERSON-PILOT CORPORATION                                                                               255,851
         18,518  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   539,800
         10,306  UNUMPROVIDENT CORPORATION                                                                                 209,109

                                                                                                                         1,627,180
                                                                                                               -------------------

INSURANCE CARRIERS - 5.96%
         10,966  ACE LIMITED                                                                                               571,329
         10,031  AETNA INCORPORATED                                                                                        888,345
         17,357  AFLAC INCORPORATED<<                                                                                      829,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         22,723  ALLSTATE CORPORATION                                                                          $         1,199,547
          3,700  AMBAC FINANCIAL GROUP INCORPORATED                                                                        262,293
         89,782  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               5,817,874
          6,861  CHUBB CORPORATION                                                                                         637,867
          4,448  CIGNA CORPORATION<<                                                                                       515,390
          6,047  CINCINNATI FINANCIAL CORPORATION                                                                          257,300
         10,361  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                          826,290
          5,967  LINCOLN NATIONAL CORPORATION                                                                              301,990
          4,689  LOEWS CORPORATION                                                                                         435,983
          4,637  MBIA INCORPORATED<<                                                                                       270,059
         26,172  METLIFE INCORPORATED                                                                                    1,293,158
          3,219  MGIC INVESTMENT CORPORATION                                                                               190,694
          9,676  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    480,220
          6,822  PROGRESSIVE CORPORATION                                                                                   790,056
         17,748  PRUDENTIAL FINANCIAL INCORPORATED                                                                       1,291,877
          4,327  SAFECO CORPORATION                                                                                        241,014
         23,369  ST. PAUL COMPANIES INCORPORATED                                                                         1,052,306
          3,609  TORCHMARK CORPORATION                                                                                     190,663
         43,700  UNITEDHEALTH GROUP INCORPORATED<<                                                                       2,529,793
         21,229  WELLPOINT INCORPORATED+                                                                                 1,585,382
          4,857  XL CAPITAL LIMITED CLASS A<<                                                                              311,139

                                                                                                                        22,769,886
                                                                                                               -------------------

LEATHER & LEATHER PRODUCTS - 0.11%
         13,150  COACH INCORPORATED+                                                                                       423,167
                                                                                                               -------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
          9,002  GEORGIA-PACIFIC CORPORATION                                                                               292,835
          3,835  LOUISIANA-PACIFIC CORPORATION                                                                              95,607

                                                                                                                           388,442
                                                                                                               -------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.92%
         17,097  AGILENT TECHNOLOGIES INCORPORATED+                                                                        547,275
          4,524  ALLERGAN INCORPORATED<<                                                                                   403,993
          6,758  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              164,017
          1,860  BAUSCH & LOMB INCORPORATED                                                                                137,993
         21,537  BAXTER INTERNATIONAL INCORPORATED                                                                         823,360
          8,647  BECTON DICKINSON & COMPANY                                                                                438,835
          8,634  BIOMET INCORPORATED                                                                                       300,722
         20,430  BOSTON SCIENTIFIC CORPORATION+                                                                            513,202
          3,642  C.R. BARD INCORPORATED                                                                                    227,188
          8,221  DANAHER CORPORATION                                                                                       428,314
          9,936  EASTMAN KODAK COMPANY                                                                                     217,598
          4,218  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                           238,317
         11,418  GUIDANT CORPORATION<<                                                                                     719,334
         41,899  MEDTRONIC INCORPORATED                                                                                  2,373,997
          1,783  MILLIPORE CORPORATION+<<                                                                                  109,155
          4,506  PERKINELMER INCORPORATED                                                                                   99,448
         15,615  RAYTHEON COMPANY                                                                                          576,974
          6,282  ROCKWELL AUTOMATION INCORPORATED                                                                          333,888
         12,614  ST. JUDE MEDICAL INCORPORATED+                                                                            606,355
         10,051  STRYKER CORPORATION<<                                                                                     412,795
          2,923  TEKTRONIX INCORPORATED<<                                                                                   67,171
          6,807  TERADYNE INCORPORATED+                                                                                     92,167
          5,591  THERMO ELECTRON CORPORATION+                                                                              168,792
          3,978  WATERS CORPORATION+                                                                                       144,004
         33,195  XEROX CORPORATION+<<                                                                                      450,456
          8,557  ZIMMER HOLDINGS INCORPORATED+                                                                             545,680

                                                                                                                        11,141,030
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
MEDICAL MANAGEMENT SERVICES - 0.08%
          5,572  COVENTRY HEALTH CARE INCORPORATED+                                                            $           300,832
                                                                                                               -------------------

METAL MINING - 0.36%
          6,135  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       303,192
         15,437  NEWMONT MINING CORPORATION                                                                                657,616
          3,354  PHELPS DODGE CORPORATION                                                                                  404,056

                                                                                                                         1,364,864
                                                                                                               -------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
          3,538  VULCAN MATERIALS COMPANY<<                                                                                229,970
                                                                                                               -------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.31%
          6,192  HASBRO INCORPORATED                                                                                       116,657
        102,915  JOHNSON & JOHNSON                                                                                       6,444,537
         13,966  MATTEL INCORPORATED                                                                                       205,999
          4,927  TIFFANY & COMPANY                                                                                         194,124
         70,020  TYCO INTERNATIONAL LIMITED                                                                              1,847,828

                                                                                                                         8,809,145
                                                                                                               -------------------

MISCELLANEOUS RETAIL - 1.15%
         16,578  COSTCO WHOLESALE CORPORATION                                                                              801,712
         28,124  CVS CORPORATION                                                                                           686,507
          2,227  DILLARDS INCORPORATED CLASS A<<                                                                            46,121
          5,142  EXPRESS SCRIPTS INCORPORATED+<<                                                                           387,758
         10,944  OFFICE DEPOT INCORPORATED+                                                                                301,288
         25,425  STAPLES INCORPORATED                                                                                      577,899
         35,371  WALGREEN COMPANY                                                                                        1,606,905

                                                                                                                         4,408,190
                                                                                                               -------------------

MOTION PICTURES - 1.52%
         84,751  NEWS CORPORATION CLASS A                                                                                1,207,702
        162,404  TIME WARNER INCORPORATED                                                                                2,895,663
         69,545  WALT DISNEY COMPANY<<                                                                                   1,694,812

                                                                                                                         5,798,177
                                                                                                               -------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.73%
         38,308  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              2,794,186
                                                                                                               -------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.32%
         42,931  AMERICAN EXPRESS COMPANY                                                                                2,136,676
          9,987  CAPITAL ONE FINANCIAL CORPORATION                                                                         762,507
          6,978  CIT GROUP INCORPORATED                                                                                    319,104
         20,572  COUNTRYWIDE FINANCIAL CORPORATION                                                                         653,572
         33,486  FANNIE MAE                                                                                              1,591,255
         23,906  FREDDIE MAC                                                                                             1,466,633
         43,517  MBNA CORPORATION                                                                                        1,112,730
         14,445  SLM CORPORATION<<                                                                                         802,131

                                                                                                                         8,844,608
                                                                                                               -------------------

OIL & GAS EXTRACTION - 2.86%
          8,176  ANADARKO PETROLEUM CORPORATION                                                                            741,645
         11,377  APACHE CORPORATION                                                                                        726,194
         11,152  BJ SERVICES COMPANY                                                                                       387,532
         13,183  BURLINGTON RESOURCES INCORPORATED                                                                         952,076
         15,680  DEVON ENERGY CORPORATION                                                                                  946,758
          8,306  EOG RESOURCES INCORPORATED                                                                                562,981

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
         17,585  HALLIBURTON COMPANY<<                                                                         $         1,039,273
          3,991  KERR-MCGEE CORPORATION                                                                                    339,395
          5,447  NABORS INDUSTRIES LIMITED+<<                                                                              373,828
          4,729  NOBLE CORPORATION<<                                                                                       304,453
         13,831  OCCIDENTAL PETROLEUM CORPORATION                                                                        1,090,989
          3,768  ROWAN COMPANIES INCORPORATED+<<                                                                           124,306
         20,353  SCHLUMBERGER LIMITED                                                                                    1,847,442
         11,374  TRANSOCEAN INCORPORATED+<<                                                                                653,891
          4,788  WEATHERFORD INTERNATIONAL LIMITED+                                                                        299,729
         12,499  XTO ENERGY INCORPORATED                                                                                   543,207

                                                                                                                        10,933,699
                                                                                                               -------------------

PAPER & ALLIED PRODUCTS - 0.53%
          3,698  BEMIS COMPANY INCORPORATED<<                                                                               97,701
         16,969  INTERNATIONAL PAPER COMPANY<<                                                                             495,155
         16,478  KIMBERLY-CLARK CORPORATION                                                                                936,610
          6,365  MEADWESTVACO CORPORATION                                                                                  166,890
          2,446  OFFICEMAX INCORPORATED                                                                                     68,537
          5,181  PACTIV CORPORATION+                                                                                       102,066
          3,908  TEMPLE-INLAND INCORPORATED                                                                                143,932

                                                                                                                         2,010,891
                                                                                                               -------------------

PERSONAL SERVICES - 0.12%
          4,775  CINTAS CORPORATION                                                                                        193,722
         11,231  H & R BLOCK INCORPORATED                                                                                  279,202

                                                                                                                           472,924
                                                                                                               -------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.97%
          2,763  AMERADA HESS CORPORATION                                                                                  345,651
          2,567  ASHLAND INCORPORATED                                                                                      137,360
         77,910  CHEVRONTEXACO CORPORATION                                                                               4,446,324
         48,157  CONOCOPHILLIPS                                                                                          3,148,505
        218,139  EXXON MOBIL CORPORATION                                                                                12,246,323
         12,662  MARATHON OIL CORPORATION                                                                                  761,746
          5,678  MURPHY OIL CORPORATION                                                                                    266,014
          4,725  SUNOCO INCORPORATED                                                                                       352,013
         10,572  VALERO ENERGY CORPORATION                                                                               1,112,597

                                                                                                                        22,816,533
                                                                                                               -------------------

PRIMARY METAL INDUSTRIES - 0.37%
         30,183  ALCOA INCORPORATED                                                                                        733,145
          2,910  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        83,546
          4,156  ENGELHARD CORPORATION                                                                                     113,043
          5,405  NUCOR CORPORATION<<                                                                                       323,489
          3,952  UNITED STATES STEEL CORPORATION<<                                                                         144,367

                                                                                                                         1,397,590
                                                                                                               -------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.00%
          2,035  DOW JONES & COMPANY INCORPORATED                                                                           69,007
          8,442  GANNETT COMPANY INCORPORATED<<                                                                            528,976
          2,400  KNIGHT-RIDDER INCORPORATED<<                                                                              128,112
         12,932  MCGRAW-HILL COMPANIES INCORPORATED                                                                        632,892
          1,450  MEREDITH CORPORATION                                                                                       72,355
          5,026  NEW YORK TIMES COMPANY CLASS A<<                                                                          136,908
          7,428  RR DONNELLEY & SONS COMPANY                                                                               260,128
          9,173  TRIBUNE COMPANY                                                                                           289,041

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
         54,846  VIACOM INCORPORATED CLASS B                                                                   $         1,698,581

                                                                                                                         3,816,000
                                                                                                               -------------------

RAILROAD TRANSPORTATION - 0.61%
         12,919  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  801,753
          7,506  CSX CORPORATION                                                                                           343,850
         13,995  NORFOLK SOUTHERN CORPORATION                                                                              562,599
          9,125  UNION PACIFIC CORPORATION                                                                                 631,268

                                                                                                                         2,339,470
                                                                                                               -------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
          2,118  COOPER TIRE & RUBBER COMPANY                                                                               28,932
          6,091  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          95,263
          2,867  SEALED AIR CORPORATION+<<                                                                                 144,239

                                                                                                                           268,434
                                                                                                               -------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.52%
          8,586  AMERIPRISE FINANCIAL INCORPORATED                                                                         319,571
          3,891  BEAR STEARNS COMPANIES INCORPORATED<<                                                                     411,668
         35,955  CHARLES SCHWAB CORPORATION                                                                                546,516
         12,821  E*TRADE FINANCIAL CORPORATION+<<                                                                          237,830
          2,930  FEDERATED INVESTORS INCORPORATED CLASS B                                                                  102,579
          5,136  FRANKLIN RESOURCES INCORPORATED                                                                           453,868
         16,087  GOLDMAN SACHS GROUP INCORPORATED                                                                        2,032,914
          9,415  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   1,126,693
         32,049  MERRILL LYNCH & COMPANY INCORPORATED                                                                    2,074,852
         37,576  MORGAN STANLEY                                                                                          2,044,510
          4,490  T ROWE PRICE GROUP INCORPORATED                                                                           294,185

                                                                                                                         9,645,186
                                                                                                               -------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.27%
         50,929  CORNING INCORPORATED+<<                                                                                 1,023,164
                                                                                                               -------------------

TOBACCO PRODUCTS - 1.54%
         71,803  ALTRIA GROUP INCORPORATED                                                                               5,388,815
          2,957  REYNOLDS AMERICAN INCORPORATED<<                                                                          251,345
          5,686  UST INCORPORATED<<                                                                                        235,344

                                                                                                                         5,875,504
                                                                                                               -------------------

TRANSPORTATION BY AIR - 0.35%
         10,476  FEDEX CORPORATION<<                                                                                       963,058
         23,968  SOUTHWEST AIRLINES COMPANY<<                                                                              383,728

                                                                                                                         1,346,786
                                                                                                               -------------------

TRANSPORTATION EQUIPMENT - 2.78%
         28,390  BOEING COMPANY                                                                                          1,835,130
          3,365  BRUNSWICK CORPORATION                                                                                     128,307
          5,202  DANA CORPORATION                                                                                           39,067
         64,110  FORD MOTOR COMPANY                                                                                        533,395
          6,954  GENERAL DYNAMICS CORPORATION                                                                              808,750
         19,564  GENERAL MOTORS CORPORATION<<                                                                              536,054
          6,022  GENUINE PARTS COMPANY                                                                                     267,196
          4,205  GOODRICH CORPORATION                                                                                      151,674
          9,493  HARLEY-DAVIDSON INCORPORATED                                                                              470,188

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
         29,585  HONEYWELL INTERNATIONAL INCORPORATED                                                          $         1,011,807
          3,207  ITT INDUSTRIES INCORPORATED                                                                               325,831
          6,661  JOHNSON CONTROLS INCORPORATED                                                                             453,281
         12,589  LOCKHEED MARTIN CORPORATION                                                                               762,390
          2,134  NAVISTAR INTERNATIONAL CORPORATION+                                                                        58,728
         12,354  NORTHROP GRUMMAN CORPORATION                                                                              662,792
          5,931  PACCAR INCORPORATED                                                                                       415,289
          4,627  TEXTRON INCORPORATED                                                                                      333,329
         35,453  UNITED TECHNOLOGIES CORPORATION                                                                         1,818,030

                                                                                                                        10,611,238
                                                                                                               -------------------

TRANSPORTATION SERVICES - 0.02%
          4,536  SABRE HOLDINGS CORPORATION                                                                                 88,588
                                                                                                               -------------------

WATER TRANSPORTATION - 0.19%
         14,932  CARNIVAL CORPORATION<<                                                                                    741,672
                                                                                                               -------------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.04%
          3,591  AMERISOURCEBERGEN CORPORATION                                                                             273,886
          2,870  BROWN-FORMAN CORPORATION CLASS B                                                                          181,786
         14,767  CARDINAL HEALTH INCORPORATED                                                                              923,085
         10,668  MCKESSON CORPORATION                                                                                      484,647
         10,530  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      594,945
          6,608  NIKE INCORPORATED CLASS B<<                                                                               555,402
          1,818  REEBOK INTERNATIONAL LIMITED<<                                                                            103,717
          4,701  SUPERVALU INCORPORATED<<                                                                                  147,753
         21,901  SYSCO CORPORATION                                                                                         698,861

                                                                                                                         3,964,082
                                                                                                               -------------------

WHOLESALE TRADE-DURABLE GOODS - 0.11%
          4,771  PATTERSON COMPANIES INCORPORATED+<<                                                                       197,424
          4,451  VISTEON CORPORATION                                                                                        37,077
          2,620  W.W. GRAINGER INCORPORATED                                                                                175,487

                                                                                                                           409,988
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $214,323,155)                                                                                377,281,317
                                                                                                               -------------------

COLLATERAL FOR SECURITIES LENDING - 10.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.51%
      1,000,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  1,000,000
        975,941  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           975,941

                                                                                                                         1,975,941
                                                                                                               -------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.92%
$     1,000,000  AQUIFER FUNDING LIMITED                                              3.88%      11/04/2005                999,670
      1,000,000  ATOMIUM FUNDING CORPORATION                                          3.94       11/18/2005                998,110
      6,000,000  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT (MATURITY
                 VALUE $6,000,685.00)                                                 4.11       11/01/2005              6,000,000
      1,000,000  BUCKINGHAM CDO, LLC                                                  4.05       12/02/2005                996,520
      1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.88       11/08/2005              1,000,000
      1,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     3.88       11/07/2005                999,330
      1,000,000  CREDIT SUISSE BANK                                                   4.11       05/04/2006                993,520
      1,000,000  EUREKA SECURITIZATION INCORPORATED                                   3.96       12/07/2005                995,960

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    15,900,000  GOLDMAN REPURCHASE AGREEMENT (MATURITY VALUE $15,901,789.00)          4.05%      11/01/2005   $        15,900,000
      1,000,000  ING USA ANNUITY & LIFE INSURANCE                                      4.22       06/06/2006             1,000,000
      1,000,000  KLIO II FUNDING CORPORATION                                           4.03       12/01/2005               996,660
      1,000,000  LIBERTY LIGHT US CAPITAL                                              3.95       05/26/2006             1,000,120
      2,000,000  LIQUID FUNDING LIMITED                                                3.84       12/19/2005             2,000,000
      1,000,000  MORGAN STANLEY                                                        4.14       01/13/2006             1,000,000
      1,000,000  NATEXIS BANQUE POPULAIRES                                             3.81       12/13/2005             1,000,000
      1,000,000  PREMIUM ASSET TRUST SERIES 2001-2                                     4.34       03/28/2006             1,002,240
      1,000,000  WHITE PINE FINANCE LLC SERIES MTN                                     3.95       06/12/2006             1,000,130

                                                                                                                        37,882,260
                                                                                                               --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,854,360)                                                              39,858,201
                                                                                                               --------------------
SHARES

RIGHTS - 0.00%
         12,100  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                               --------------------

SHORT-TERM INVESTMENTS - 1.23%

MUTUAL FUND - 1.14%
      4,349,754  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             4,349,754
                                                                                                               --------------------
PRINCIPAL

US TREASURY BILLS - 0.09%
$        30,000  US TREASURY BILL+^                                                    3.07       11/10/2005                29,975
        150,000  US TREASURY BILL+^                                                    3.84       02/09/2006               148,404
        150,000  US TREASURY BILL+^                                                    3.01       11/10/2005               149,876
                                                                                                               --------------------

TOTAL US TREASURY SECURITIES (COST $328,263)                                                                               328,255
                                                                                                               --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,678,017)                                                                           4,678,009
                                                                                                               --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $258,855,532)*                                      110.43%                                              $       421,817,527

OTHER ASSETS AND LIABILITIES, NET                         (10.43)                                                      (39,846,525)
                                                          -------                                              --------------------

TOTAL NET ASSETS                                          100.00%                                              $       381,971,002
                                                          -------                                              --------------------

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,258,285.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.63%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.67%
          42,200  LOWE'S COMPANIES INCORPORATED                                                               $     2,564,494
                                                                                                              ---------------

BUSINESS SERVICES - 10.06%
         263,680  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+<<                                                      5,895,885
          49,550  COGNOS INCORPORATED+                                                                              1,859,611
          76,120  ELECTRONIC ARTS INCORPORATED+                                                                     4,329,706
          22,150  GOOGLE INCORPORATED CLASS A+                                                                      8,242,901
         213,520  JUNIPER NETWORKS INCORPORATED+                                                                    4,981,421
         354,270  YAHOO! INCORPORATED+                                                                             13,097,362

                                                                                                                   38,406,886
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 9.05%
          96,850  AMGEN INCORPORATED+                                                                               7,337,356
          67,780  GENZYME CORPORATION+                                                                              4,900,494
         198,860  GILEAD SCIENCES INCORPORATED+                                                                     9,396,135
         287,600  SCHERING-PLOUGH CORPORATION                                                                       5,849,784
         184,900  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                      7,048,388

                                                                                                                   34,532,157
                                                                                                              ---------------

COMMUNICATIONS - 5.24%
         168,250  COMCAST CORPORATION CLASS A+                                                                      4,682,397
         657,300  SPRINT NEXTEL CORPORATION                                                                        15,321,663

                                                                                                                   20,004,060
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.89%
          78,710  MARSHALL & ILSLEY CORPORATION                                                                     3,381,382
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.11%
         532,860  WILLIAMS COMPANIES INCORPORATED                                                                  11,882,778
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.50%
         195,200  BROADCOM CORPORATION CLASS A+                                                                     8,288,192
         476,620  GENERAL ELECTRIC COMPANY                                                                         16,162,184
          61,070  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                      6,098,450
         170,090  MARVELL TECHNOLOGY GROUP LIMITED+                                                                 7,893,877
         210,450  MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                         3,775,473
         339,650  MOTOROLA INCORPORATED                                                                             7,526,644
         236,020  QUALCOMM INCORPORATED                                                                             9,384,155
         135,130  TEXAS INSTRUMENTS INCORPORATED                                                                    3,857,962

                                                                                                                   62,986,937
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 2.11%
         116,060  WM. WRIGLEY JR. COMPANY                                                                           8,066,170
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.52%
          47,750  FEDERATED DEPARTMENT STORES INCORPORATED                                                          2,930,418
          51,245  TARGET CORPORATION                                                                                2,853,834

                                                                                                                    5,784,252
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.57%
          45,040  ALCON INCORPORATED<<                                                                              5,985,816
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.64%
         105,010  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                 $     6,260,696
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.13%
         603,490  EMC CORPORATION+                                                                                  8,424,720
         182,050  GRANT PRIDECO INCORPORATED+                                                                       7,079,924
          48,300  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       3,954,804
          62,950  NATIONAL-OILWELL VARCO INCORPORATED+                                                              3,932,487

                                                                                                                   23,391,935
                                                                                                              ---------------

INSURANCE CARRIERS - 13.81%
          57,600  AETNA INCORPORATED                                                                                5,101,056
         220,320  ALLSTATE CORPORATION                                                                             11,630,693
          44,950  CHUBB CORPORATION                                                                                 4,179,002
          28,660  PRUDENTIAL FINANCIAL INCORPORATED                                                                 2,086,161
         194,950  UNITEDHEALTH GROUP INCORPORATED                                                                  11,285,655
         246,770  WELLPOINT INCORPORATED+                                                                          18,428,784

                                                                                                                   52,711,351
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 0.74%
          87,220  COACH INCORPORATED+                                                                               2,806,740
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.84%
         100,450  BECTON DICKINSON & COMPANY                                                                        5,097,837
         168,310  MEDTRONIC INCORPORATED                                                                            9,536,445

                                                                                                                   14,634,282
                                                                                                              ---------------

METAL MINING - 2.24%
         200,850  NEWMONT MINING CORPORATION                                                                        8,556,210
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.40%
         207,400  JOHNSON & JOHNSON                                                                                12,987,388
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 3.58%
         396,480  CVS CORPORATION                                                                                   9,678,077
          87,950  WALGREEN COMPANY                                                                                  3,995,568

                                                                                                                   13,673,645
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.95%
          84,050  CANADIAN NATURAL RESOURCES LIMITED                                                                3,463,700
         135,400  TRANSOCEAN INCORPORATED+<<                                                                        7,784,146

                                                                                                                   11,247,846
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.73%
          26,500  VALERO ENERGY CORPORATION                                                                         2,788,860
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.68%
         330,250  VIACOM INCORPORATED CLASS B                                                                      10,227,843
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.79%
          25,100  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                             3,003,717
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.80%
         152,600  CORNING INCORPORATED+                                                                             3,065,734
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
TRANSPORTATION BY AIR - 1.55%
         369,940  SOUTHWEST AIRLINES COMPANY                                                                  $     5,922,739
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.69%
          25,900  ITT INDUSTRIES INCORPORATED                                                                       2,631,440
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.34%
          60,610  NIKE INCORPORATED CLASS B                                                                         5,094,271
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $359,268,953)                                                                           372,599,629
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 2.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.10%
         382,019  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     382,019
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.35%
$      8,975,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $8,976,002)                                       4.02%        11/01/2005         8,975,000
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $9,357,019)                                                         9,357,019
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 3.35%

SHARES
MUTUAL FUND - 3.35%

      12,793,175  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      12,793,175
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,793,175)                                                                    12,793,175
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $381,419,147)*                                               103.43%                                    $   394,749,823

OTHER ASSETS AND LIABILITIES, NET                                   (3.43)                                        (13,108,289)
                                                                  -------                                     ---------------

TOTAL NET ASSETS                                                   100.00%                                    $   381,641,534
                                                                  -------                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,793,175.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,014,450. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.83% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 98.25%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.44%
          23,200  HOME DEPOT INCORPORATED                                                                     $       952,128
                                                                                                              ---------------

BUSINESS SERVICES - 2.08%
         174,700  MICROSOFT CORPORATION                                                                             4,489,790
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 12.78%
          19,300  ABBOTT LABORATORIES                                                                                 830,865
          18,900  AIR PRODUCTS & CHEMICALS INCORPORATED                                                             1,081,836
          35,600  BRISTOL-MYERS SQUIBB COMPANY                                                                        753,652
          92,000  DOW CHEMICAL COMPANY                                                                              4,219,120
         115,700  E.I. DU PONT DE NEMOURS & COMPANY                                                                 4,823,533
          24,600  ELI LILLY & COMPANY                                                                               1,224,834
          14,400  GLAXOSMITHKLINE PLC ADR                                                                             748,656
         276,400  PFIZER INCORPORATED                                                                               6,008,936
          95,300  PROCTER & GAMBLE COMPANY                                                                          5,335,847
          56,000  WYETH                                                                                             2,495,360

                                                                                                                   27,522,639
                                                                                                              ---------------

COMMUNICATIONS - 3.57%
         100,000  BCE INCORPORATED                                                                                  2,475,000
          26,400  BELLSOUTH CORPORATION                                                                               686,928
          32,400  SBC COMMUNICATIONS INCORPORATED<<                                                                   772,740
          29,400  VERIZON COMMUNICATIONS INCORPORATED                                                                 926,394
         108,000  VODAFONE GROUP PLC ADR<<                                                                          2,836,080

                                                                                                                    7,697,142
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 20.16%
          60,000  AMSOUTH BANCORPORATION                                                                            1,513,800
         175,300  BANK OF AMERICA CORPORATION                                                                       7,667,622
          43,300  BANK OF NEW YORK COMPANY INCORPORATED                                                             1,354,857
          28,700  BB&T CORPORATION                                                                                  1,215,158
         211,600  CITIGROUP INCORPORATED                                                                            9,687,048
         114,700  JPMORGAN CHASE & COMPANY                                                                          4,200,314
          34,900  KEYCORP                                                                                           1,125,176
          30,800  MELLON FINANCIAL CORPORATION                                                                        976,052
          87,000  NORTH FORK BANCORPORATION INCORPORATED                                                            2,204,580
          17,300  PNC FINANCIAL SERVICES GROUP                                                                      1,050,283
          65,433  REGIONS FINANCIAL CORPORATION                                                                     2,129,844
          27,500  STATE STREET CORPORATION                                                                          1,518,825
          12,600  SUNTRUST BANKS INCORPORATED                                                                         913,248
          70,000  US BANCORP                                                                                        2,070,600
          85,000  WACHOVIA CORPORATION                                                                              4,294,200
          37,900  WASHINGTON MUTUAL INCORPORATED                                                                    1,500,840

                                                                                                                   43,422,447
                                                                                                              ---------------

EATING & DRINKING PLACES - 2.27%
         154,400  MCDONALD'S CORPORATION                                                                            4,879,040
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.05%
          26,800  AMEREN CORPORATION                                                                                1,409,680
          31,800  CONSOLIDATED EDISON INCORPORATED                                                                  1,446,900
          12,800  CONSTELLATION ENERGY GROUP INCORPORATED                                                             701,440
          21,500  DOMINION RESOURCES INCORPORATED                                                                   1,635,720
          79,000  DUKE ENERGY CORPORATION<<                                                                         2,091,920
          22,800  EXELON CORPORATION                                                                                1,186,284

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          68,500  SOUTHERN COMPANY                                                                            $     2,396,815

                                                                                                                   10,868,759
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.24%
           6,400  EMERSON ELECTRIC COMPANY                                                                            445,120
         183,400  GENERAL ELECTRIC COMPANY                                                                          6,219,094
         196,900  INTEL CORPORATION                                                                                 4,627,150

                                                                                                                   11,291,364
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.69%
          17,500  ILLINOIS TOOL WORKS INCORPORATED                                                                  1,483,300
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 3.51%
          43,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                             1,774,180
          38,500  COCA-COLA COMPANY                                                                                 1,647,030
          32,200  CONAGRA FOODS INCORPORATED                                                                          749,294
          17,400  GENERAL MILLS INCORPORATED                                                                          839,724
          39,000  HJ HEINZ COMPANY                                                                                  1,384,500
          15,300  KELLOGG COMPANY                                                                                     675,801
           8,100  PEPSICO INCORPORATED                                                                                478,548

                                                                                                                    7,549,077
                                                                                                              ---------------

FORESTRY - 0.29%
           9,900  WEYERHAEUSER COMPANY                                                                                627,066
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.21%
          54,900  WAL-MART STORES INCORPORATED                                                                      2,597,319
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.40%
          32,500  3M COMPANY                                                                                        2,469,350
          46,000  CATERPILLAR INCORPORATED                                                                          2,419,140
          23,200  HEWLETT-PACKARD COMPANY                                                                             650,528
          43,200  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       3,537,216
           9,400  PITNEY BOWES INCORPORATED                                                                           395,552

                                                                                                                    9,471,786
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.47%
          18,500  JEFFERSON-PILOT CORPORATION                                                                       1,015,280
                                                                                                              ---------------

INSURANCE CARRIERS - 4.60%
          78,000  ALLSTATE CORPORATION                                                                              4,117,620
          53,300  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         3,453,840
           5,600  CHUBB CORPORATION                                                                                   520,632
          14,900  LINCOLN NATIONAL CORPORATION                                                                        754,089
           9,200  SAFECO CORPORATION                                                                                  512,440
          12,100  ST. PAUL COMPANIES INCORPORATED                                                                     544,863

                                                                                                                    9,903,484
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.44%
          12,500  BAXTER INTERNATIONAL INCORPORATED                                                                   477,875
           9,400  BECTON DICKINSON & COMPANY                                                                          477,050

                                                                                                                      954,925
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.18%
          40,600  JOHNSON & JOHNSON                                                                           $     2,542,372
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.74%
          33,000  COSTCO WHOLESALE CORPORATION                                                                      1,595,880
                                                                                                              ---------------

MOTION PICTURES - 0.26%
          23,200  WALT DISNEY COMPANY                                                                                 565,384
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.19%
           8,000  AMERICAN EXPRESS COMPANY                                                                            398,160
                                                                                                              ---------------

OIL & GAS EXTRACTION - 4.92%
          20,000  BJ SERVICES COMPANY                                                                                 695,000
          18,500  BURLINGTON RESOURCES INCORPORATED                                                                 1,336,070
           6,500  ENSCO INTERNATIONAL INCORPORATED                                                                    296,335
           9,700  EOG RESOURCES INCORPORATED                                                                          657,466
           9,200  KERR-MCGEE CORPORATION                                                                              782,368
          10,000  NABORS INDUSTRIES LIMITED+                                                                          686,300
          16,600  NEWFIELD EXPLORATION COMPANY+                                                                       752,478
          10,600  NOBLE ENERGY INCORPORATED                                                                           424,530
          14,700  PIONEER NATURAL RESOURCES COMPANY                                                                   735,735
           5,000  ROWAN COMPANIES INCORPORATED+                                                                       164,950
          28,900  SCHLUMBERGER LIMITED                                                                              2,623,253
           6,100  TALISMAN ENERGY INCORPORATED                                                                        270,169
           9,300  TOTAL SA ADR<<                                                                                    1,171,986

                                                                                                                   10,596,640
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.79%
          30,400  INTERNATIONAL PAPER COMPANY                                                                         887,072
          14,500  KIMBERLY-CLARK CORPORATION                                                                          824,180

                                                                                                                    1,711,252
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 12.15%
          63,700  BP PLC ADR                                                                                        4,229,680
          36,620  CHEVRON CORPORATION                                                                               2,089,903
          89,100  CONOCOPHILLIPS                                                                                    5,825,358
         120,100  EXXON MOBIL CORPORATION                                                                           6,742,414
          24,010  MARATHON OIL CORPORATION                                                                          1,444,442
          71,700  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                 4,448,268
          13,300  VALERO ENERGY CORPORATION                                                                         1,399,692

                                                                                                                   26,179,757
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.92%
          81,200  ALCOA INCORPORATED                                                                                1,972,348
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.29%
          10,000  GANNETT COMPANY INCORPORATED                                                                        626,600
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 1.00%
          23,600  BURLINGTON NORTHERN SANTA FE CORPORATION                                                          1,464,616
          10,100  UNION PACIFIC CORPORATION                                                                           698,718

                                                                                                                    2,163,334
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.79%
           1,600  AMERIPRISE FINANCIAL INCORPORATED                                                                    59,552
          47,500  MORGAN STANLEY                                                                                    2,584,475

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          18,500  T ROWE PRICE GROUP INCORPORATED                                                             $     1,212,120

                                                                                                                    3,856,147
                                                                                                              ---------------

TOBACCO PRODUCTS - 2.73%
          46,500  ALTRIA GROUP INCORPORATED                                                                         3,489,825
          57,700  UST INCORPORATED<<                                                                                2,388,203

                                                                                                                    5,878,028
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 4.09%
          30,800  BOEING COMPANY                                                                                    1,990,912
          10,200  GENERAL DYNAMICS CORPORATION                                                                      1,186,260
          12,300  GENERAL MOTORS CORPORATION<<                                                                        337,020
          70,100  HONEYWELL INTERNATIONAL INCORPORATED                                                              2,397,420
           7,600  JOHNSON CONTROLS INCORPORATED                                                                       517,180
          46,600  UNITED TECHNOLOGIES CORPORATION                                                                   2,389,648

                                                                                                                    8,818,440
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $179,418,552)                                                                           211,629,888
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 3.38%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.24%
         300,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              300,000
         223,743  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     223,743

                                                                                                                      523,743
                                                                                                              ---------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.14%
$      6,765,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,765,755)                                       4.02%        11/01/2005         6,765,000
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $7,288,743)                                                         7,288,743
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 1.77%

SHARES
MUTUAL FUND - 1.77%
       3,822,817  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       3,822,817
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,822,817)                                                                      3,822,817
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $190,530,112)*                                               103.40%                                    $   222,741,448

OTHER ASSETS AND LIABILITIES, NET                                   (3.40)                                         (7,333,351)
                                                                  -------                                     ---------------

TOTAL NET ASSETS                                                   100.00%                                    $   215,408,097
                                                                  -------                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,822,817.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,398,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.92% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 98.93%

AMUSEMENT & RECREATION SERVICES - 1.71%
         625,000  LIFETIME FITNESS INCORPORATED+                                                              $    23,212,500
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 2.87%
         120,000  CARTER'S INCORPORATED+                                                                            7,578,000
         455,300  DSW INCORPORATED+                                                                                 9,479,346
         775,000  URBAN OUTFITTERS INCORPORATED+                                                                   21,955,750

                                                                                                                   39,013,096
                                                                                                              ---------------

BUSINESS SERVICES - 18.91%
         900,000  ALLIANCE DATA SYSTEMS CORPORATION+                                                               32,004,000
         315,000  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                             8,344,350
         150,000  CERNER CORPORATION+<<                                                                            12,667,500
         540,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                      23,749,200
         180,000  COGNOS INCORPORATED+<<                                                                            6,755,400
         150,000  EBAY INCORPORATED+                                                                                5,940,000
         125,000  ELECTRONICS FOR IMAGING INCORPORATED+<<                                                           3,138,750
         185,000  F5 NETWORKS INCORPORATED+                                                                         9,625,550
         130,000  GOOGLE INCORPORATED CLASS A+                                                                     48,378,200
         880,000  JUNIPER NETWORKS INCORPORATED+<<                                                                 20,530,400
         670,000  MICROSOFT CORPORATION                                                                            17,219,000
         220,000  NAVTEQ CORPORATION+                                                                               8,606,400
         475,000  RED HAT INCORPORATED+                                                                            11,029,500
         300,000  TNS INCORPORATED+                                                                                 5,274,000
         525,000  WEBEX COMMUNICATIONS INCORPORATED+                                                               12,027,750
         855,000  YAHOO! INCORPORATED+                                                                             31,609,350

                                                                                                                  256,899,350
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 8.73%
         250,000  AMGEN INCORPORATED+                                                                              18,940,000
          60,000  GENENTECH INCORPORATED+                                                                           5,436,000
         265,000  GENZYME CORPORATION+                                                                             19,159,500
         230,000  GILEAD SCIENCES INCORPORATED+                                                                    10,867,500
          60,000  MEDIMMUNE INCORPORATED+                                                                           2,098,800
         205,000  MONSANTO COMPANY                                                                                 12,917,050
         135,000  NOVARTIS AG ADR                                                                                   7,265,700
         210,000  PRAXAIR INCORPORATED                                                                             10,376,100
         250,000  PROCTER & GAMBLE COMPANY                                                                         13,997,500
         365,000  SCHERING-PLOUGH CORPORATION                                                                       7,424,100
         150,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                      5,718,000
         100,000  WYETH                                                                                             4,456,000

                                                                                                                  118,656,250
                                                                                                              ---------------

COAL MINING - 1.66%
         370,000  CONSOL ENERGY INCORPORATED                                                                       22,533,000
                                                                                                              ---------------

COMMUNICATIONS - 6.38%
         425,000  ADTRAN INCORPORATED                                                                              12,856,250
         775,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                              20,343,750
         320,000  NEUSTAR INCORPORATED CLASS A+                                                                     9,792,000
         475,000  NII HOLDINGS INCORPORATED+                                                                       39,387,000
         150,000  XM SATELLITE RADIO HOLDINGS INCORPORATED+                                                         4,324,500

                                                                                                                   86,703,500
                                                                                                              ---------------

EATING & DRINKING PLACES - 2.72%
         290,000  RED ROBIN GOURMET BURGERS INCORPORATED+                                                          13,986,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
EATING & DRINKING PLACES (continued)
       1,460,000  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                       $    22,980,400

                                                                                                                   36,967,100
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.05%
         125,000  BROADCOM CORPORATION CLASS A+                                                                     5,307,500
         500,000  CISCO SYSTEMS INCORPORATED+                                                                       8,725,000
         475,000  COMVERSE TECHNOLOGY INCORPORATED+                                                                11,922,500
         500,000  GENERAL ELECTRIC COMPANY                                                                         16,955,000
         500,000  MARVELL TECHNOLOGY GROUP LIMITED+<<                                                              23,205,000
          95,000  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                            3,294,600
         750,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                22,627,500
         275,000  MOTOROLA INCORPORATED                                                                             6,094,000
         160,000  NATIONAL SEMICONDUCTOR CORPORATION                                                                3,620,800
         420,000  NOKIA OYJ ADR                                                                                     7,064,400
         340,000  QUALCOMM INCORPORATED                                                                            13,518,400
         710,000  TELLABS INCORPORATED+                                                                             6,787,600
         150,000  TESSERA TECHNOLOGIES INCORPORATED+                                                                4,185,000
          85,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                           3,214,700

                                                                                                                  136,522,000
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.51%
         121,100  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                   6,959,617
                                                                                                              ---------------

FINANCIAL SERVICES - 0.26%
         200,000  JANUS CAPITAL GROUP INCORPORATED                                                                  3,510,000
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.54%
         125,000  PEPSICO INCORPORATED                                                                              7,385,000
                                                                                                              ---------------

FOOD STORES - 1.43%
         145,000  PANERA BREAD COMPANY+                                                                             8,582,550
          75,000  WHOLE FOODS MARKET INCORPORATED                                                                  10,809,750

                                                                                                                   19,392,300
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.54%
         375,000  TARGET CORPORATION                                                                               20,883,750
                                                                                                              ---------------

HEALTH SERVICES - 4.66%
         275,000  CAREMARK RX INCORPORATED+                                                                        14,410,000
         185,000  COMMUNITY HEALTH SYSTEMS+                                                                         6,865,350
         425,000  COVANCE INCORPORATED+<<                                                                          20,676,250
         285,000  SIERRA HEALTH SERVICES INCORPORATED+<<                                                           21,375,000

                                                                                                                   63,326,600
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.64%
          65,000  ALCON INCORPORATED<<                                                                              8,638,500
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.82%
         120,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                       7,154,400
         145,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                  8,472,350
         355,000  STATION CASINOS INCORPORATED                                                                     22,755,500

                                                                                                                   38,382,250
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.10%
         195,000  APPLE COMPUTER INCORPORATED+                                                                     11,230,050
       1,400,000  EMC CORPORATION+                                                                                 19,544,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         275,000  GRANT PRIDECO INCORPORATED+<<                                                               $    10,694,750
         290,000  HEWLETT-PACKARD COMPANY                                                                           8,131,600
          50,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       4,094,000
         425,000  JOY GLOBAL INCORPORATED<<                                                                        19,494,750
         130,000  MIDDLEBY CORPORATION+                                                                             9,425,000
          35,000  SANDISK CORPORATION+                                                                              2,061,150
         205,000  SMITH INTERNATIONAL INCORPORATED<<                                                                6,642,000
         380,000  XYRATEX LIMITED+<<                                                                                5,145,200

                                                                                                                   96,462,500
                                                                                                              ---------------

INSURANCE CARRIERS - 1.88%
          55,000  ACE LIMITED                                                                                       2,865,500
         190,000  AETNA INCORPORATED                                                                               16,826,400
          60,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         3,888,000
          25,000  RENAISSANCERE HOLDINGS LIMITED                                                                      946,250
          15,000  XL CAPITAL LIMITED CLASS A                                                                          960,900

                                                                                                                   25,487,050
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 0.41%
         175,000  COACH INCORPORATED+                                                                               5,631,500
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.61%
         205,000  C.R. BARD INCORPORATED                                                                           12,787,900
         150,000  HAEMONETICS CORPORATION+<<                                                                        7,267,500
          40,000  INTUITIVE SURGICAL INCORPORATED+                                                                  3,549,200
          75,000  KYPHON INCORPORATED+                                                                              3,006,750
         200,000  LASERSCOPE+                                                                                       5,402,000
         400,000  SIRF TECHNOLOGY HOLDINGS INCORPORATED+                                                           10,316,000
         720,000  ST. JUDE MEDICAL INCORPORATED+                                                                   34,610,400
         340,000  SYMMETRY MEDICAL INCORPORATED+<<                                                                  7,527,600
         150,000  SYNERON MEDICAL LIMITED+<<                                                                        5,391,000

                                                                                                                   89,858,350
                                                                                                              ---------------

MEMBERSHIP ORGANIZATIONS - 0.16%
          40,000  POE & BROWN, INC.                                                                                 2,173,200
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 3.24%
         270,000  COLDWATER CREEK INCORPORATED+                                                                     7,287,300
         125,000  CVS CORPORATION                                                                                   3,051,250
         450,000  DICK'S SPORTING GOODS INCORPORATED+<<                                                            13,468,500
         375,000  MICHAELS STORES INCORPORATED                                                                     12,405,000
         260,000  NUTRI SYSTEM INCORPORATED+                                                                        7,792,200

                                                                                                                   44,004,250
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.35%
          85,000  SLM CORPORATION                                                                                   4,720,050
                                                                                                              ---------------

OIL & GAS EXTRACTION - 7.59%
         220,000  ENSCO INTERNATIONAL INCORPORATED                                                                 10,029,800
          50,000  NABORS INDUSTRIES LIMITED+                                                                        3,431,500
         145,000  NOBLE CORPORATION                                                                                 9,335,100
         220,000  PATTERSON-UTI ENERGY INCORPORATED<<                                                               7,508,600
         280,000  SCHLUMBERGER LIMITED                                                                             25,415,600
         485,000  ULTRA PETROLEUM CORPORATION+<<                                                                   25,457,650
         505,000  XTO ENERGY INCORPORATED                                                                          21,947,300

                                                                                                                  103,125,550
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 0.32%
         223,900  ALON USA ENERGY INCORPORATED+<<                                                             $     4,366,050
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.44%
         125,000  PRECISION CASTPARTS CORPORATION                                                                   5,920,000
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.53%
         115,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                          7,136,900
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.05%
         600,000  CHARLES SCHWAB CORPORATION                                                                        9,120,000
          21,500  CHICAGO MERCANTILE EXCHANGE                                                                       7,850,725
          65,000  LEGG MASON INCORPORATED                                                                           6,975,150
         925,000  OPTIONSXPRESS HOLDINGS INCORPORATED<<                                                            17,445,500

                                                                                                                   41,391,375
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.38%
          80,000  BOEING COMPANY                                                                                    5,171,200
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.40%
          90,000  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                               5,460,300
                                                                                                              ---------------

WATER TRANSPORTATION - 0.53%
         145,000  CARNIVAL CORPORATION<<                                                                            7,202,150
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.51%
         110,000  CARDINAL HEALTH INCORPORATED                                                                      6,876,100
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $1,121,097,592)                                                                       1,343,971,338
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 7.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
       4,000,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                            4,000,000
       1,264,228  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   1,264,228

                                                                                                                    5,264,228
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.71%
$      3,000,000  AQUIFER FUNDING LIMITED                                           3.88%        11/04/2005         2,999,010
       4,000,000  ATOMIUM FUNDING CORPORATION                                       3.94         11/18/2005         3,992,440
       1,000,000  BHP BILLITON FINANCE (USA) LIMITED                                3.80         11/03/2005           999,780
       3,000,000  BUCKINGHAM CDO LLC                                                4.05         12/02/2005         2,989,560
       3,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                     3.88         11/08/2005         3,000,000
       3,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                  3.88         11/07/2005         2,997,990
       3,000,000  EUREKA SECURITIZATION INCORPORATED                                3.96         12/07/2005         2,987,880
       4,000,000  KLIO II FUNDING CORPORATION                                       4.03         12/01/2005         3,986,640
       1,000,000  LIBERTY STREET FUNDING CORPORATION                                3.81         11/04/2005           999,670
      59,275,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $59,281,619)                                      4.02         11/01/2005        59,275,000
       4,000,000  NATEXIS BANQUE POPULAIRES                                         3.81         12/13/2005         4,000,000
       3,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                              4.34         03/28/2006         3,006,720

                                                                                                                   91,234,690
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $96,498,918)                                                         96,498,918
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SHORT-TERM INVESTMENTS - 1.58%

MUTUAL FUND - 1.58%
      21,424,338  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                 $    21,424,338
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,424,338)                                                                    21,424,338
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,239,020,848)*                                             107.61%                                    $ 1,461,894,594

OTHER ASSETS AND LIABILITIES, NET                                   (7.61)                                       (103,433,137)
                                                                  -------                                     ---------------

TOTAL NET ASSETS                                                   100.00%                                    $ 1,358,461,457
                                                                  -------                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,424,338.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 99.10%

APPAREL & ACCESSORY STORES - 6.18%
         696,000  GAP INCORPORATED                                                                            $    12,026,880
         387,900  ROSS STORES INCORPORATED                                                                         10,488,816

                                                                                                                   22,515,696
                                                                                                              ---------------

BUSINESS SERVICES - 6.60%
          35,000  FIRST DATA CORPORATION                                                                            1,415,750
         800,900  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                    8,273,297
         560,000  MICROSOFT CORPORATION                                                                            14,392,000

                                                                                                                   24,081,047
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 10.68%
         545,000  MEDIMMUNE INCORPORATED+                                                                          19,064,100
         510,600  PFIZER INCORPORATED                                                                              11,100,444
         196,600  WYETH                                                                                             8,760,496

                                                                                                                   38,925,040
                                                                                                              ---------------

COMMUNICATIONS - 3.28%
         436,400  COMCAST CORPORATION CLASS A+                                                                     11,961,724
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 15.96%
         314,000  BANK OF AMERICA CORPORATION                                                                      13,734,360
         409,000  BANK OF NEW YORK COMPANY INCORPORATED                                                            12,797,610
         308,000  CITIGROUP INCORPORATED                                                                           14,100,240
         120,000  FIFTH THIRD BANCORP                                                                               4,820,400
         347,824  JPMORGAN CHASE & COMPANY                                                                         12,737,315

                                                                                                                   58,189,925
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 21.74%
         458,000  AMERICAN POWER CONVERSION CORPORATION                                                             9,796,620
         401,000  GENERAL ELECTRIC COMPANY                                                                         13,597,910
         605,000  INTEL CORPORATION                                                                                14,217,500
       2,728,800  LUCENT TECHNOLOGIES INCORPORATED+<<                                                               7,777,080
         600,000  NOKIA OYJ ADR                                                                                    10,092,000
         535,400  NOVELLUS SYSTEMS INCORPORATED+                                                                   11,703,844
       1,066,200  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                           12,090,708

                                                                                                                   79,275,662
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.67%
          51,000  GENERAL MILLS INCORPORATED<<                                                                      2,461,260
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 3.89%
         300,000  WAL-MART STORES INCORPORATED                                                                     14,193,000
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.71%
       1,190,000  SYMBOL TECHNOLOGIES INCORPORATED                                                                  9,877,000
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.16%
         270,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                           7,870,500
                                                                                                              ---------------

INSURANCE CARRIERS - 3.75%
         210,800  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                        13,659,840
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.76%
         400,900  BOSTON SCIENTIFIC CORPORATION+                                                              $    10,070,608
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.09%
         150,000  TYCO INTERNATIONAL LIMITED                                                                        3,958,500
                                                                                                              ---------------

MOTION PICTURES - 3.21%
         656,000  TIME WARNER INCORPORATED                                                                         11,696,480
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.80%
          47,500  FREDDIE MAC                                                                                       2,914,125
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.78%
         141,200  TIDEWATER INCORPORATED                                                                            6,489,552
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.32%
         157,500  CHEVRON CORPORATION                                                                               8,988,525
         185,400  EXXON MOBIL CORPORATION                                                                          10,408,356

                                                                                                                   19,396,881
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.52%
         139,800  MERRILL LYNCH & COMPANY INCORPORATED                                                              9,050,652
         270,700  MORGAN STANLEY                                                                                   14,728,787

                                                                                                                   23,779,439
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $366,510,001)                                                                           361,316,279
                                                                                                              ---------------

WARRANTS - 0.00%
           7,551  LUCENT TECHNOLOGIES INCORPORATED (EXPIRE ON 12/10/2007)+                                              5,210
                                                                                                              ---------------

TOTAL WARRANTS (COST $0)                                                                                                5,210
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 3.26%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
         500,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              500,000
         471,265  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     471,265

                                                                                                                      971,265
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.99%
$     10,900,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $10,901,217)                                      4.02%        11/01/2005        10,900,000
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,871,265)                                                         11,871,265
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 1.00%

SHARES
MUTUAL FUND - 1.00%
       3,632,349  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       3,632,349
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,632,349)                                                                      3,632,349
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $382,013,615)*                                               103.36%                                    $   376,825,103

OTHER ASSETS AND LIABILITIES, NET                                   (3.36)                                        (12,249,529)
                                                                  -------                                     ---------------

TOTAL NET ASSETS                                                   100.00%                                    $   364,575,574
                                                                  -------                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,632,349.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 98.01%

APPAREL & ACCESSORY STORES - 0.82%
          75,000  KOHL'S CORPORATION+                                                                         $     3,609,750
                                                                                                              ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.95%
         155,000  HOME DEPOT INCORPORATED                                                                           6,361,200
         110,000  LOWE'S COMPANIES INCORPORATED                                                                     6,684,700

                                                                                                                   13,045,900
                                                                                                              ---------------

BUSINESS SERVICES - 9.91%
          50,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                       2,199,000
          25,000  ELECTRONIC ARTS INCORPORATED+                                                                     1,422,000
          43,000  GOOGLE INCORPORATED CLASS A+                                                                     16,002,020
         415,000  JUNIPER NETWORKS INCORPORATED+<<                                                                  9,681,950
         110,000  RED HAT INCORPORATED+                                                                             2,554,200
         325,000  YAHOO! INCORPORATED+                                                                             12,015,250

                                                                                                                   43,874,420
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 12.51%
          90,000  AMGEN INCORPORATED+                                                                               6,818,400
          80,000  GENENTECH INCORPORATED+                                                                           7,248,000
         110,000  GENZYME CORPORATION+                                                                              7,953,000
         155,000  GILEAD SCIENCES INCORPORATED+                                                                     7,323,750
          45,000  MONSANTO COMPANY                                                                                  2,835,450
         150,000  PRAXAIR INCORPORATED                                                                              7,411,500
         225,000  PROCTER & GAMBLE COMPANY                                                                         12,597,750
          85,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                      3,240,200

                                                                                                                   55,428,050
                                                                                                              ---------------

COAL MINING - 0.96%
          70,000  CONSOL ENERGY INCORPORATED                                                                        4,263,000
                                                                                                              ---------------

COMMUNICATIONS - 1.99%
         165,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                               4,331,250
         155,000  XM SATELLITE RADIO HOLDINGS INCORPORATED+                                                         4,468,650

                                                                                                                    8,799,900
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.38%
          60,000  ADVANCED MICRO DEVICES INCORPORATED+                                                              1,393,200
         145,000  BROADCOM CORPORATION CLASS A+                                                                     6,156,700
         535,000  CISCO SYSTEMS INCORPORATED+                                                                       9,335,750
         110,000  COMVERSE TECHNOLOGY INCORPORATED+                                                                 2,761,000
         205,000  GENERAL ELECTRIC COMPANY                                                                          6,951,550
         255,000  MARVELL TECHNOLOGY GROUP LIMITED+                                                                11,834,550
         150,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                 4,525,500
         345,000  MOTOROLA INCORPORATED                                                                             7,645,200
         245,000  NETWORK APPLIANCE INCORPORATED+                                                                   6,703,200
         215,000  QUALCOMM INCORPORATED                                                                             8,548,400
         235,000  TEXAS INSTRUMENTS INCORPORATED                                                                    6,709,250

                                                                                                                   72,564,300
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.80%
         135,000  PEPSICO INCORPORATED                                                                              7,975,800
                                                                                                              ---------------

FOOD STORES - 2.20%
         140,000  STARBUCKS CORPORATION+                                                                            3,959,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
FOOD STORES (continued)
          40,000  WHOLE FOODS MARKET INCORPORATED                                                             $     5,765,200

                                                                                                                    9,724,400
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 2.95%
         235,000  TARGET CORPORATION                                                                               13,087,150
                                                                                                              ---------------

HEALTH SERVICES - 0.27%
          25,000  HCA INCORPORATED                                                                                  1,204,750
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.50%
          55,000  BED BATH & BEYOND INCORPORATED+                                                                   2,228,600
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.08%
         160,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                       9,539,200
          75,000  STATION CASINOS INCORPORATED                                                                      4,807,500
          80,000  WYNN RESORTS LIMITED+                                                                             3,734,400

                                                                                                                   18,081,100
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.28%
          85,000  APPLE COMPUTER INCORPORATED+                                                                      4,895,150
         120,000  CATERPILLAR INCORPORATED                                                                          6,310,800
          95,000  DELL INCORPORATED+                                                                                3,028,600
         655,000  EMC CORPORATION+                                                                                  9,143,800

                                                                                                                   23,378,350
                                                                                                              ---------------

INSURANCE CARRIERS - 3.21%
          46,000  AETNA INCORPORATED                                                                                4,073,760
          30,000  PROGRESSIVE CORPORATION                                                                           3,474,300
          20,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                 1,455,800
          70,000  WELLPOINT INCORPORATED+                                                                           5,227,600

                                                                                                                   14,231,460
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 1.02%
         140,000  COACH INCORPORATED+                                                                               4,505,200
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.95%
         210,000  MEDTRONIC INCORPORATED                                                                           11,898,600
         220,000  ST. JUDE MEDICAL INCORPORATED+                                                                   10,575,400
         130,000  ZIMMER HOLDINGS INCORPORATED+                                                                     8,290,100

                                                                                                                   30,764,100
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.99%
          70,000  JOHNSON & JOHNSON                                                                                 4,383,400
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 3.95%
          40,000  AMAZON.COM INCORPORATED+                                                                          1,595,200
         300,000  STAPLES INCORPORATED                                                                              6,819,000
         200,000  WALGREEN COMPANY                                                                                  9,086,000

                                                                                                                   17,500,200
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.57%
         125,000  SLM CORPORATION                                                                                   6,941,250
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
OIL & GAS EXTRACTION - 5.15%
          30,000  APACHE CORPORATION                                                                          $     1,914,900
          30,000  OCCIDENTAL PETROLEUM CORPORATION                                                                  2,366,400
          25,000  SCHLUMBERGER LIMITED                                                                              2,269,250
          40,000  TRANSOCEAN INCORPORATED+<<                                                                        2,299,600
         175,000  ULTRA PETROLEUM CORPORATION+<<                                                                    9,185,750
         110,000  XTO ENERGY INCORPORATED                                                                           4,780,600

                                                                                                                   22,816,500
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.19%
          50,000  VALERO ENERGY CORPORATION                                                                         5,262,000
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.56%
          40,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                          2,482,400
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.50%
         540,000  CHARLES SCHWAB CORPORATION                                                                        8,208,000
          13,000  CHICAGO MERCANTILE EXCHANGE                                                                       4,746,950
          20,000  GOLDMAN SACHS GROUP INCORPORATED                                                                  2,527,400
          50,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                             5,983,500
          45,000  MERRILL LYNCH & COMPANY INCORPORATED                                                              2,913,300

                                                                                                                   24,379,150
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.54%
         120,000  CORNING INCORPORATED+                                                                             2,410,800
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.99%
          65,000  BOEING COMPANY                                                                                    4,201,600
          90,000  UNITED TECHNOLOGIES CORPORATION                                                                   4,615,200

                                                                                                                    8,816,800
                                                                                                              ---------------

WATER TRANSPORTATION - 0.50%
          45,000  CARNIVAL CORPORATION                                                                              2,235,150
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.29%
          75,000  CARDINAL HEALTH INCORPORATED                                                                      4,688,251
         120,000  MCKESSON CORPORATION                                                                              5,451,600

                                                                                                                   10,139,851
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $358,835,270)                                                                           434,133,731
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 4.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.42%
       1,000,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                            1,000,000
         844,846  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     844,846

                                                                                                                    1,844,846
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.21%
$     18,675,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $18,677,085)                                      4.02%         11/01/2005       18,675,000
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $20,519,846)                                                       20,519,846
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SHORT-TERM INVESTMENTS - 0.25%

MUTUAL FUND - 0.25%
       1,078,296  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                 $     1,078,296
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,078,296)                                                                      1,078,296
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $380,433,412)*                                               102.89%                                    $   455,731,873

OTHER ASSETS AND LIABILITIES, NET                                   (2.89)                                        (12,788,262)
                                                                  -------                                     ---------------

TOTAL NET ASSETS                                                   100.00%                                    $   442,943,611
                                                                  -------                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,078,296.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,125,525. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.60% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES
--------------------------------

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage C&B Tax-Managed Value Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  December 19, 2005

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage C&B Tax-Managed Value Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  December 19, 2005

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                 Wells Fargo Funds Trust

                                                 By:      /s/ Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President

                                                 By:      /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date:  December 19, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                 Wells Fargo Funds Trust

                                                 By:      /s/ Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President

                                                 By:      /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date: December 19, 2005